As filed with the Securities and Exchange Commission on November 27, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
 (Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Address of principal executive offices) (Zip code)

Paul J. Chew
Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.9%
Communication Services - 9.8%
65,634	Alphabet, Inc. - Class C*	78,332,210
576,827	Electronic Arts, Inc.*	69,501,885
398,126	Facebook, Inc.*	65,475,802
		213,309,897
Consumer Discretionary - 13.1%
314,286	Alibaba Group Holding, Ltd. ADR*	51,781,762
53,059	Amazon.com, Inc.*	106,277,177
32,589	Booking Holdings, Inc.*	64,656,576
555,164	TJX Companies, Inc.	62,189,471
		284,904,986
Consumer Staples - 5.4%
284,800	Costco Wholesale Corp.	66,893,824
353,698	Estee Lauder Companies, Inc.	51,399,393
		118,293,217
Health Care - 20.8%
579,431	Danaher Corp.	62,960,972
479,668	DexCom, Inc.*	68,611,711
331,126	Edwards Lifesciences Corp.*	57,649,037
160,580	Intuitive Surgical, Inc.*	92,172,920
310,939	Thermo Fisher Scientific, Inc.	75,893,991
1,035,422	Zoetis, Inc.	94,803,238
		452,091,869
Industrials - 12.6%
719,412	A.O. Smith Corp.	38,395,019
647,471	BWX Technologies, Inc.	40,492,837
265,683	Cintas Corp.	52,554,754
835,126	Fortive Corp.	70,317,609
245,630	Roper Technologies, Inc.	72,758,062
		274,518,281
Information Technology - 29.8%
265,016	Adobe Systems, Inc.*	71,541,069
645,398	Amphenol Corp.	60,680,320
372,719	Autodesk, Inc.*	58,185,163
142,573	FleetCor Technologies, Inc.*	32,483,832
1,583,662	Genpact, Ltd.	48,475,894
389,735	Intuit, Inc.	88,625,739
391,768	NXP Semiconductors NV	33,496,164
883,191	PayPal Holdings, Inc.*	77,579,497
497,191	salesforce.com, Inc.*	79,068,285
641,306	Visa, Inc.	96,253,618
		646,389,581
Materials - 3.4%
160,127	Sherwin-Williams Co.	72,891,412
Total Common Stocks (Cost $1,086,094,328)		2,062,399,243

Real Estate Investment Trusts - 3.1%
413,467	SBA Communications Corp.*	66,415,204
Total Real Estate Investment Trusts (Cost $40,111,072)		66,415,204

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
45,786,957	First American Government Obligations Fund - Class Z, 1.94%#	45,786,957
Total Short-Term Investments (Cost $45,786,957)		45,786,957
Total Investments - 100.1% (Cost $1,171,992,357)		2,174,601,404
Liabilities in Excess of Other Assets - (0.1%)		(2,226,717)
NET ASSETS - 100.0%		$2,172,374,687

ADR - American Depositary Receipt
* Non-Income Producing
# Variable rate security. Rate disclosed is as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$2,062,399,243	$-	$-
Real Estate Investment Trusts	$66,415,204	$-	$-
Short-Term Investments	$45,786,957	$-	$-
Total Investments	$2,174,601,404	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.7%
Communication Services - 9.8%
5,631	Alphabet, Inc. - Class A*	6,797,067
14,135	Alphabet, Inc. - Class C*	16,869,698
96,693	Facebook, Inc.*	15,902,131
70,641	Walt Disney Co.	8,260,759
		47,829,655
Consumer Discretionary - 12.4%
18,813	Alibaba Group Holding, Ltd. ADR*	3,099,630
7,008	Booking Holdings, Inc.*	13,903,872
217,203	CarMax, Inc.*	16,218,548
101,297	eBay, Inc.*	3,344,827
151,580	Lowe's Companies, Inc.	17,404,416
54,617	TJX Companies, Inc.	6,118,196
		60,089,489
Consumer Staples - 4.0%
204,481	Conagra Brands, Inc.	6,946,220
375,067	Nomad Foods, Ltd.*	7,598,857
43,192	PepsiCo, Inc.	4,828,866
		19,373,943
Energy - 5.2%
38,806	Cimarex Energy Co.	3,606,630
528,734	Kinder Morgan, Inc.	9,374,454
42,120	Occidental Petroleum Corp.	3,461,000
226,580	Suncor Energy, Inc.	8,766,380
		25,208,464
Financials - 23.1%
79,755	Ameriprise Financial, Inc.	11,776,623
359,907	Bank of America Corp.	10,602,860
111,505	Berkshire Hathaway, Inc.*	23,874,336
294,054	Charles Schwab Corp.	14,452,754
130,531	JPMorgan Chase & Co.	14,729,118
272,692	KKR & Co., Inc.	7,436,311
590,189	Regions Financial Corp.	10,829,968
35,378	T. Rowe Price Group, Inc.	3,862,570
275,792	Wells Fargo & Co.	14,495,628
		112,060,168
Health Care - 8.8%
32,622	Anthem, Inc.	8,940,059
94,873	Edwards Lifesciences Corp.*	16,517,389
51,961	Merck & Co., Inc.	3,686,113
52,240	UnitedHealth Group, Inc.	13,897,930
		43,041,491
Industrials - 6.3%
69,409	Canadian National Railway Co.	6,232,928
115,182	Delta Air Lines, Inc.	6,660,975
29,242	General Dynamics Corp.	5,986,422
26,930	United Rentals, Inc.*	4,405,748
52,306	United Technologies Corp.	7,312,902
		30,598,975

Information Technology - 25.1%
57,817	Accenture PLC	9,840,453
83,588	Apple, Inc.	18,869,155
23,846	Broadcom, Inc.	5,883,524
109,515	MasterCard, Inc.*	24,379,134
161,804	Microsoft Corp.	18,505,524
113,899	PayPal Holdings, Inc.*	10,004,888
106,295	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,693,987
197,046	Visa, Inc.	29,574,634
		121,751,299
Total Common Stocks (Cost $250,024,334)		459,953,484

Real Estate Investment Trusts - 2.2%
46,441	Crown Castle International Corp.	5,170,277
35,100	SBA Communications Corp.*	5,638,113
Total Real Estate Investment Trusts (Cost $8,949,540)		10,808,390

Closed-End Funds - 1.7%
119,914	Altaba, Inc.*	8,168,542
Total Closed-End Funds (Cost $3,572,526)		8,168,542

Warrants - 0.1%
20,000	Wells Fargo & Co., Exercise price $33.59 expires 10/28/2018*	385,400
Total Warrants (Cost $221,299)		385,400

Short-Term Investments - 1.4%
Money Market Funds - 1.4%
6,886,524	First American Government Obligations Fund - Class Z, 1.94%#	6,886,524
Total Short-Term Investments (Cost $6,886,524)		6,886,524
Total Investments - 100.1% (Cost $269,654,223)		486,202,340
Liabilities in Excess of Other Assets - (0.1)%		(385,863)
NET ASSETS - 100.0%		$485,816,477

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2018.
ADR - American Depositary Receipt

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$459,953,484	$-	$-
Real Estate Investment Trusts	$10,808,390	$-	$-
Closed-End Funds	$8,168,542	$-	$-
Warrants	$385,400	$-	$-
Short-Term Investments	$6,886,524	$-	$-
Total Investments	$486,202,340	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.3%
Consumer Discretionary - 12.3%
22,297	Best Buy Co., Inc.	1,769,490
19,611	Hasbro, Inc.	2,061,508
7,801	Home Depot, Inc.	1,615,977
13,252	Lowe's Companies, Inc.	1,521,595
19,650	McDonald's Corp.	3,287,249
20,587	V.F. Corp.	1,923,855
		12,179,674
Consumer Staples - 11.2%
63,749	Altria Group, Inc.	3,844,702
53,065	Coca-Cola Co.	2,451,073
29,821	Philip Morris International, Inc.	2,431,604
42,144	Unilever NV ADR	2,341,099
		11,068,478
Energy - 6.2%
106,584	Kinder Morgan, Inc.	1,889,734
25,456	Occidental Petroleum Corp.	2,091,720
55,499	Suncor Energy, Inc.	2,147,256
		6,128,710
Financials - 14.5%
16,668	Ameriprise Financial, Inc.	2,461,197
73,209	Bank of America Corp.	2,156,737
26,582	Cincinnati Financial Corp.	2,041,763
15,997	Erie Indemnity Co.	2,040,097
29,465	JPMorgan Chase & Co.	3,324,831
44,080	Wells Fargo & Co.	2,316,845
		14,341,470
Health Care - 13.1%
20,973	AbbVie, Inc.	1,983,626
19,137	Johnson & Johnson	2,644,159
18,623	Medtronic PLC	1,831,945
51,288	Merck & Co., Inc.	3,638,371
33,948	Novartis AG ADR	2,924,960
		13,023,061
Industrials - 6.5%
7,603	General Dynamics Corp.	1,556,486
45,857	Healthcare Services Group, Inc.	1,862,711
21,250	United Technologies Corp.	2,970,963
		6,390,160
Information Technology - 22.7%
15,404	Accenture PLC	2,621,761
21,882	Apple, Inc.	4,939,643
22,257	Automatic Data Processing, Inc.	3,353,240
6,835	Broadcom, Inc.	1,686,399
86,757	Cisco Systems, Inc.	4,220,728
49,491	Microsoft Corp.	5,660,286
		22,482,057
Materials - 3.8%
28,610	DowDuPont, Inc.	1,839,909
11,988	Praxair, Inc.	1,926,831
		3,766,740
Total Common Stocks (Cost $50,069,144)		89,380,350

Real Estate Investment Trusts - 6.6%
12,300	American Tower Corp.	1,787,190
36,976	W.P. Carey, Inc.	2,377,926
72,773	Weyerhaeuser Co.	2,348,385
Total Real Estate Investment Trusts (Cost $5,297,036)		6,513,501

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
3,250,179	First American Government Obligations Fund - Class Z, 1.94%#	3,250,179
Total Short-Term Investments (Cost $3,250,179)		3,250,179
Total Investments - 100.1% (Cost $58,616,359)		99,144,030
Liabilities in Excess of Other Assets - (0.1%)		(145,227)
NET ASSETS - 100.0%		$98,998,803

ADR - American Depositary Receipt
# Variable rate security. Rate disclosed is as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$89,380,350	$-	$-
Real Estate Investment Trusts	$6,513,501	$-	$-
Short-Term Investments	$3,250,179	$-	$-
Total Investments	$99,144,030	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.9%
Communication Services - 6.6%
25,484	Alphabet, Inc. - Class A*	30,761,227
128,797	Facebook, Inc.*	21,181,954
		51,943,181
Consumer Discretionary - 13.2%
16,890	Amazon.com, Inc.*	33,830,670
151,698	Aptiv PLC	12,727,462
115,194	Home Depot, Inc.	23,862,437
160,651	Marriott International, Inc.	21,210,752
113,300	TJX Companies, Inc.	12,691,866
		104,323,187
Consumer Staples - 2.0%
279,461	Unilever NV ADR	15,524,059
Health Care - 22.0%
302,018	Danaher Corp.	32,817,276
123,961	Edwards Lifesciences Corp.*	21,581,610
49,074	IDEXX Laboratories, Inc.*	12,251,815
25,503	Mettler-Toledo International, Inc.*	15,530,817
132,585	Thermo Fisher Scientific, Inc.	32,361,347
129,485	UnitedHealth Group, Inc.	34,448,189
202,149	West Pharmaceutical Services, Inc.	24,959,337
		173,950,391
Industrials - 14.3%
272,574	A.O. Smith Corp.	14,547,274
237,447	Fortive Corp.	19,993,037
184,586	J.B. Hunt Transport Services, Inc.	21,954,659
119,154	Nordson Corp.	16,550,491
191,129	Verisk Analytics, Inc.*	23,040,601
801,363	Welbilt, Inc.*	16,732,460
		112,818,522
Information Technology - 30.3%
103,802	Adobe Systems, Inc.*	28,021,350
106,041	Autodesk, Inc.*	16,554,060
120,557	Intuit, Inc.	27,414,662
993,503	Marvell Technology Group, Ltd.	19,174,608
339,517	Microsoft Corp.	38,830,559
134,995	Monolithic Power Systems, Inc.	16,945,922
124,836	Red Hat, Inc.*	17,012,650
130,521	salesforce.com, Inc.*	20,756,755
74,557	Tyler Technologies, Inc.*	18,270,938
245,196	Visa, Inc.	36,801,468
		239,782,972
Materials - 5.5%
405,352	Ball Corp.	17,831,434
163,579	Ecolab, Inc.	25,645,916
		43,477,350
Total Common Stocks (Cost $489,495,264)		741,819,662

Real Estate Investment Trusts - 4.0%
218,679	American Tower Corp.	31,774,058
Total Real Estate Investment Trusts (Cost $25,021,785)		31,774,058

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
16,254,654	First American Government Obligations Fund - Class Z, 1.94%#	16,254,654
Total Short-Term Investments (Cost $16,254,654)		16,254,654
Total Investments - 100.0% (Cost $530,771,703)		789,848,374
Other Assets in Excess of Liabilities - 0.0%		53,717
NET ASSETS - 100.0%		$789,902,091

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$741,819,662	$-	$-
Real Estate Investment Trusts	$31,774,058	$-	$-
Short-Term Investments	$16,254,654	$-	$-
Total Investments	$789,848,374	$-	$-

Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.2%
Communication Services - 6.1%
11,294	Cogent Communications Holdings, Inc.	630,205
6,205	Electronic Arts, Inc.*	747,640
3,520	Liberty Broadband Corp.*	296,842
		1,674,687
Consumer Discretionary - 14.3%
6,018	Aptiv PLC	504,910
3,391	Bright Horizons Family Solutions, Inc.*	399,595
4,234	CarMax, Inc.*	316,153
8,758	Ctrip.com International, Ltd. ADR*	325,535
5,769	Etsy, Inc.*	296,411
5,404	Liberty SiriusXM*	234,750
4,408	Marriott International, Inc.	581,988
8,849	National Vision Holdings, Inc.*	399,444
4,947	Ross Stores, Inc.	490,248
6,018	Six Flags Entertainment Corp.	420,177
		3,969,211
Consumer Staples - 4.3%
3,549	Brown-Forman Corp.	179,402
4,329	Calavo Growers, Inc.	418,181
6,890	Church & Dwight Co., Inc.	409,059
1,287	Estee Lauder Companies, Inc.	187,027
		1,193,669
Financials - 2.4%
8,749	BankUnited, Inc.	309,715
6,097	Webster Financial Corp.	359,479
		669,194
Health Care - 14.5%
1,714	Agios Pharmaceuticals, Inc.*	132,184
6,799	Alder Biopharmaceuticals, Inc.*	113,203
18,150	Catalent, Inc.*	826,733
3,391	Charles River Laboratories International, Inc.*	456,225
2,191	Cooper Companies, Inc.	607,236
2,059	DexCom, Inc.*	294,519
4,304	Edwards Lifesciences Corp.*	749,326
926	Global Blood Therapeutics, Inc.*	35,188
5,400	Henry Schein, Inc.*	459,162
809	Loxo Oncology, Inc.*	138,201
1,714	Neurocrine Biosciences, Inc.*	210,737
		4,022,714
Industrials - 20.7%
5,715	Allegion PLC	517,608
5,894	BWX Technologies, Inc.	368,611
2,010	Cintas Corp.	397,598
4,267	HEICO Corp.	395,167
4,719	Hexcel Corp.	316,409
2,039	IDEX Corp.	307,196
2,283	J.B. Hunt Transport Services, Inc.	271,540
5,105	Sensata Technologies Holding PLC*	252,953
1,986	SiteOne Landscape Supply, Inc.*	149,625
9,322	TransUnion	685,913
12,439	Waste Connections, Inc.	992,258
29,954	Welbilt, Inc.*	625,439
5,516	Woodward, Inc.	446,024
		5,726,341

Information Technology - 24.4%
3,362	Amphenol Corp.	316,095
3,337	Autodesk, Inc.*	520,939
4,553	Black Knight, Inc.*	236,528
2,025	Blackbaud, Inc.	205,497
6,006	Booz Allen Hamilton Holding Corp.	298,078
3,044	Broadridge Financial Solutions, Inc.	401,656
1,096	Fair Isaac Corp.*	250,491
19,852	Genpact, Ltd.	607,670
1,648	Global Payments, Inc.	209,955
5,620	GoDaddy, Inc.*	468,652
3,582	Guidewire Software, Inc.*	361,818
2,154	Intuit, Inc.	489,820
1,926	Jack Henry & Associates, Inc.	308,314
18,652	Marvell Technology Group, Ltd.	359,984
15,685	Mimecast, Ltd.*	656,887
3,594	NXP Semiconductors NV	307,287
1,204	WEX, Inc.*	241,715
4,889	Worldpay, Inc.*	495,108
		6,736,494
Materials - 4.5%
14,523	Ball Corp.	638,867
3,872	Ecolab, Inc.	607,052
		1,245,919
Total Common Stocks (Cost $22,369,197)		25,238,229

Real Estate Investment Trusts - 1.7%
2,893	SBA Communications Corp.*	464,703
Total Real Estate Investment Trusts (Cost $463,465)		464,703

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
906,643	First American Government Obligations Fund - Class Z, 1.94%#	906,643
Total Short-Term Investments (Cost $906,643)		906,643
Total Investments - 96.2% (Cost $23,739,305)		26,609,575
Other Assets in Excess of Liabilities - 3.8%		1,038,696
NET ASSETS - 100.0%		$27,648,271

ADR - American Depository Receipt
*Non-Income Producing
#Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$25,238,229	$-	$-
Real Estate Investment Trusts	$464,703	$-	$-
Short-Term Investments	$906,643	$-	$-
Total Investments	$26,609,575	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.3%
Communication Services - 4.4%
496,573	Cogent Communications Holdings, Inc.	27,708,773
317,029	GCI Liberty, Inc.*	16,168,479
		43,877,252
Consumer Discretionary - 14.6%
287,574	Bright Horizons Family Solutions, Inc.*	33,887,720
613,210	Carrols Restaurant Group, Inc.*	8,952,866
227,522	Choice Hotels International, Inc.	18,952,583
432,468	Clarus Corp.	4,778,771
188,525	Core-Mark Holding Co., Inc.	6,402,309
149,857	Despegar.com Corp.*	2,528,088
240,887	Etsy, Inc.*	12,376,774
287,917	Habit Restaurants, Inc.*	4,592,276
150,737	Hudson Ltd.*	3,400,627
503,037	Lindblad Expeditions Holdings, Inc.*	7,480,160
413,127	MakeMyTrip, Ltd.*	11,340,336
289,292	National Vision Holdings, Inc.*	13,058,641
297,985	TopBuild Corp.*	16,931,508
		144,682,659
Consumer Staples - 4.1%
165,111	Calavo Growers, Inc.	15,949,723
112,566	Casey's General Stores, Inc.	14,533,396
120,346	PriceSmart, Inc.	9,742,009
		40,225,128
Energy - 0.7%
181,612	Cactus, Inc.*	6,952,107
Financials - 6.3%
210,816	Ares Management L.P.	4,890,931
509,694	BankUnited, Inc.	18,043,168
343,416	ConnectOne Bancorp, Inc.	8,156,130
166,458	Hamilton Lane, Inc.	7,370,760
135,502	Prosperity Bancshares, Inc.	9,397,064
256,590	Webster Financial Corp.	15,128,546
		62,986,599
Health Care - 14.2%
147,740	Acceleron Pharma, Inc.*	8,455,160
89,844	Agios Pharmaceuticals, Inc.*	6,928,769
296,046	Alder Biopharmaceuticals, Inc.*	4,929,166
31,871	AnaptysBio, Inc.*	3,179,770
690,495	Catalent, Inc.*	31,452,047
213,266	Charles River Laboratories International, Inc.*	28,692,808
191,779	Coherus BioSciences, Inc.*	3,164,354
50,305	Global Blood Therapeutics, Inc.*	1,911,590
119,012	HealthEquity, Inc.*	11,235,923
122,343	Henry Schein, Inc.*	10,402,825
47,940	Loxo Oncology, Inc.*	8,189,590
27,610	Medidata Solutions, Inc.*	2,024,089
410,964	NeoGenomics, Inc.*	6,308,298
74,876	Neurocrine Biosciences, Inc.*	9,206,004
63,200	Ultragenyx Pharmaceutical, Inc.*	4,824,688
		140,905,081

Industrials - 22.0%
283,978	BWX Technologies, Inc.	17,759,984
256,821	ESCO Technologies, Inc.	17,476,669
295,371	Healthcare Services Group, Inc.	11,997,970
203,303	HEICO Corp.	18,827,891
258,370	Hexcel Corp.	17,323,708
85,319	IDEX Corp.	12,854,161
102,408	John Bean Technologies Corp.	12,217,274
345,245	Knight-Swift Transportation Holdings, Inc.	11,904,048
113,580	Mercury Systems, Inc.*	6,283,246
111,915	SiteOne Landscape Supply, Inc.*	8,431,676
492,138	Waste Connections, Inc.	39,257,848
1,177,006	Welbilt, Inc.*	24,575,885
244,228	Woodward, Inc.	19,748,276
		218,658,636
Information Technology - 27.0%
47,648	2U, Inc.*	3,582,653
159,739	Alarm.com Holdings, Inc.*	9,169,019
171,527	Aspen Technology, Inc.*	19,538,641
116,897	Blackbaud, Inc.	11,862,707
261,681	Blackline, Inc.*	14,777,126
61,304	Broadridge Financial Solutions, Inc.	8,089,063
142,629	CoreLogic, Inc.*	7,047,299
34,075	Coupa Software, Inc.*	2,695,332
88,928	Envestnet, Inc.*	5,420,162
152,310	Everbridge, Inc.*	8,779,148
630,554	EVO Payments, Inc.*	15,070,241
87,907	Fair Isaac Corp.*	20,091,145
912,370	Genpact, Ltd.	27,927,646
123,995	Guidewire Software, Inc.*	12,524,735
56,000	Littelfuse, Inc.	11,081,840
323,283	Marvell Technology Group, Ltd.	6,239,362
61,815	MAXIMUS, Inc.	4,021,684
606,593	Mimecast, Ltd.*	25,404,115
151,641	Paylocity Holding Corp.*	12,179,805
85,383	Proofpoint, Inc.*	9,078,774
42,701	Ultimate Software Group, Inc.*	13,757,835
63,828	WEX, Inc.*	12,814,109
168,436	Workiva, Inc.*	6,653,222
22,395	Zuora, Inc.*	517,548
		268,323,211
Total Common Stocks (Cost $658,735,463)		926,610,673

Private Placements - 0.3%
19,200	Greenspring Global Partners IV-B, L.P.*^†	2,492,409
91,769	Greenspring Global Partners V-B, L.P.*~†	109,820
Total Private Placements (Cost $9,169)		2,602,229

Short-Term Investments - 7.3%
Money Market Funds - 7.3%
72,598,672	First American Government Obligations Fund - Class Z, 1.94%#	72,598,672
Total Short-Term Investments (Cost $72,598,672)		72,598,672
Total Investments - 100.9% (Cost $731,343,304)		1,001,811,574
Liabilities in Excess of Other Assets - (0.9)%		(9,385,611)
NET ASSETS - 100.0%		$992,425,963

*Non-Income Producing
^Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. At September 30, 2018, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. At September 30, 2018, $91,000 of the capital commitment has been fulfilled by the Fund.

†These securities are being fair valued under the supervision of the Board of Trustees. Further, they may not be sold by the Fund and are considered illiquid. At September 30, 2018 the total market value of securities considered illiquid was $2,602,229 or 0.3% of net assets.

#Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$926,610,673	$-	$-
Private Placements	$-	$-	$2,602,229
Short-Term Investments	$72,598,672	$-	$-
Total Investments	$999,209,345	$-	$2,602,229

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 85.4%
Communication Services - 6.8%
137,198	ATN International, Inc.	10,136,188
466,548	GCI Liberty, Inc.*	23,793,948
400,910	Loral Space & Communications, Inc.*†	18,201,314
469,853	Nexstar Broadcasting Group, Inc.	38,246,034
		90,377,484
Consumer Discretionary - 13.5%
489,129	Century Casinos, Inc.*	3,648,902
578,799	Core-Mark Holding Co., Inc.	19,656,014
1,210,286	Denny's Corp.*	17,815,410
875,486	DSW, Inc.	29,661,466
2,022,937	Extended Stay America, Inc.	40,924,016
621,563	Hudson Ltd.*	14,022,461
257,829	Lifetime Brands, Inc.	2,810,336
242,246	Murphy USA, Inc.*	20,702,343
1,429,011	Regis Corp.*	29,194,695
		178,435,643
Consumer Staples - 2.0%
363,045	Spectrum Brands Holdings, Inc.	27,126,722
Energy - 5.4%
156,342	Natural Gas Services Group, Inc.*	3,298,816
162,914	REX American Resources Corp.*	12,308,153
1,413,465	Riviera Resources, Inc.*	30,318,824
1,399,172	Roan Resources, Inc.*	24,975,220
		70,901,013
Financials - 24.1%
294,662	Assurant, Inc.	31,808,763
452,514	BankUnited, Inc.	16,018,996
433,493	Central Pacific Financial Corp.	11,457,220
366,438	Howard Bancorp, Inc.*†	6,485,953
561,482	National Bank Holdings Corp.	21,139,797
952,929	National General Holdings Corp.	25,576,614
820,300	OceanFirst Financial Corp.	22,328,566
615,334	Pacific Premier Bancorp, Inc.*	22,890,425
254,524	Primerica, Inc.	30,682,868
143,207	Renasant Corp.	5,901,561
266,775	Synovus Financial Corp.	12,215,627
1,096,010	TFS Financial Corp.	16,451,110
464,434	TriState Capital Holdings, Inc.*	12,818,378
317,971	Triumph Bancorp, Inc.*	12,146,492
279,551	Virtus Investment Partners, Inc.	31,798,926
208,971	Waddell & Reed Financial, Inc.	4,426,006
887,534	Washington Federal, Inc.	28,401,088
144,199	WesBanco, Inc.	6,428,392
		318,976,782
Health Care - 2.9%
206,358	Magellan Health, Inc.*	14,868,094
349,439	Providence Service Corp.*	23,510,256
		38,378,350
Industrials - 21.6%
783,748	Albany International Corp.	62,307,966
776,770	Continental Building Products, Inc.*	29,167,714
123,432	CRA International, Inc.	6,198,755
918,457	Federal Signal Corp.	24,596,278
273,412	Kadant, Inc.	29,487,484
629,462	McGrath RentCorp	34,286,795
1,835,049	MRC Global, Inc.*	34,443,870
1,988,907	Mueller Water Products, Inc.	22,892,320
586,226	Simpson Manufacturing Co., Inc.	42,477,936
		285,859,118

Information Technology - 6.7%
467,492	CTS Corp.	16,034,975
971,817	EchoStar Corp.*	45,063,154
415,077	MAXIMUS, Inc.	27,004,910
		88,103,039
Materials - 1.1%
103,887	KMG Chemicals, Inc.	7,849,702
79,809	Neenah, Inc.	6,887,516
		14,737,218
Real Estate - 0.6%
50,055	Consolidated-Tomoka Land Co.	3,117,426
335,745	Landmark Infrastructure Partners L.P.	4,650,068
		7,767,494
Utilities - 0.7%
1,006,644	Star Group L.P.†	9,834,912
Total Common Stocks (Cost $851,279,899)		1,130,497,775

Real Estate Investment Trusts - 8.4%
1,249,480	Forest City Realty Trust, Inc.	31,349,453
1,519,783	Front Yard Residential Corp.	16,489,646
3,161,476	MFA Financial, Inc.	23,236,849
541,630	PotlatchDeltic Corp.	22,179,748
768,765	Xenia Hotels & Resorts, Inc.	18,219,730
Total Real Estate Investment Trusts (Cost $97,401,329)		111,475,426

Investment Companies - 2.8%
1,415,227	Ares Capital Corp.	24,327,752
1,304,577	Barings BDC, Inc.	13,058,816
Total Investment Companies (Cost $38,347,161)		37,386,568

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
44,254,554	First American Government Obligations Fund - Class Z, 1.94%#	44,254,554
Total Short-Term Investments (Cost $44,254,554)		44,254,554
Total Investments - 100.0% (Cost $1,031,282,943)		1,323,614,323
Liabilities in Excess of Other Assets - (0.0)%		(107,451)
NET ASSETS - 100.0%		$1,323,506,872

* Non-Income Producing
† All or a portion of this security is considered illiquid. At September 30, 2018 the total market value of securities considered illiquid was $7,287,674 or 0.6% of net assets.
# Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$1,130,497,775	$-	$-
Real Estate Investment Trusts	$111,475,426	$-	$-
Investment Companies	$37,386,568	$-	$-
Short-Term Investments	$44,254,554	$-	$-
Total Investments	$1,323,614,323	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.7%
China - 6.8%
432,383	AIA Group, Ltd.	3,855,525
68,505	Ctrip.com International, Ltd. ADR *	2,546,331
60,080	Tencent Holdings Ltd.	2,453,116
		8,854,972
France - 3.7%
34,668	Safran SA	4,854,351
Germany - 3.9%
51,472	CTS Eventim AG & Co. KGaA	2,307,645
19,976	Deutsche Boerse AG	2,670,923
		4,978,568
India - 1.3%
59,250	HDFC Bank, Ltd.	1,636,608
Indonesia - 2.2%
13,337,000	Bank Rakyat Indonesia Persero	2,818,357
Japan - 1.9%
24,219	Hoshizaki Corp.	2,506,777
Netherlands - 3.1%
64,388	Wolters Kluwer NV	4,013,940
Sweden - 2.9%
141,455	Atlas Copco AB*	3,768,815
Switzerland - 3.1%
16,424	Schindler Holding AG	3,962,922
Taiwan - 3.5%
103,229	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,558,593
United Kingdom - 6.6%
146,845	Hiscox, Ltd.	3,147,256
97,203	Unilever PLC	5,339,792
		8,487,048
United States - 56.7%
Communication Services - 9.8%
5,214	Alphabet, Inc. - Class C*	6,222,753
25,052	Electronic Arts, Inc.*	3,018,515
21,377	Facebook, Inc.*	3,515,661
		12,756,929
Consumer Discretionary - 7.6%
1,915	Booking Holdings, Inc.*	3,799,360
101,172	eBay, Inc.*	3,340,699
24,154	TJX Companies, Inc.	2,705,731
		9,845,790
Consumer Staples - 4.0%
29,909	Brown-Forman Corp.	1,511,900
25,360	Estee Lauder Companies, Inc.	3,685,315
		5,197,215
Financials - 5.9%
64,718	Charles Schwab Corp.	3,180,890
39,923	JPMorgan Chase & Co.	4,504,911
		7,685,801
Health Care - 3.1%
22,710	Edwards Lifesciences Corp.*	3,953,811

Industrials - 3.9%
11,661	3M Co.	2,457,089
46,348	Flowserve Corp.	2,534,772
		4,991,861
Information Technology - 17.8%
29,766	Cognizant Technology Solutions Corp.	2,296,447
117,598	Marvell Technology Group, Ltd.	2,269,641
20,401	MasterCard, Inc.	4,541,467
72,309	Microsoft Corp.	8,269,980
37,461	Visa, Inc.	5,622,522
		23,000,057
Materials - 4.6%
12,595	Ecolab, Inc.	1,974,644
8,879	Sherwin-Williams Co.	4,041,810
		6,016,454
Total United States		73,447,918
Total Common Stocks (Cost $105,066,404)		123,888,869

Short-Term Investments- 3.0%
Money Market Funds - 3.0%
3,898,503	First American Government Obligations Fund - Class Z, 1.94%#	3,898,503
Total Short-Term Investments (Cost $3,898,503)		3,898,503
Total Investments - 98.7% (Cost $108,964,907)		127,787,372
Other Assets in Excess of Liabilities - 1.3%		1,700,502
NET ASSETS - 100.0%		$129,487,874

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks:
China	$2,546,331	$6,308,641	$-
France	$-	$4,854,351	$-
Germany	$-	$4,978,568	$-
India	$-	$1,636,608	$-
Indonesia	$-	$2,818,357	$-
Japan	$-	$2,506,777	$-
Netherlands	$-	$4,013,940	$-
Sweden	$-	$3,768,815	$-
Switzerland	$-	$3,962,922	$-
Taiwan	$4,558,593	$-	$-
United Kingdom	$-	$8,487,048	$-
United States	$73,447,918	$-	$-
Short-Term Investments	$3,898,503	$-	$-
Total Investments	$84,451,345	$43,336,027	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 23.7%
1,345,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	1,297,144
1,280,000	American Express Co. (3 Month LIBOR USD + 0.75%)	3.10%	08/03/2023	1,281,402
1,390,000	American Tower Corp.	2.25%	01/15/2022	1,327,891
665,000	Analog Devices, Inc.	3.13%	12/05/2023	643,787
1,365,000	AstraZeneca PLC	1.95%	09/18/2019	1,353,077
1,000,000	AutoZone, Inc.	2.50%	04/15/2021	974,665
1,330,000	BB&T Corp.	2.75%	04/01/2022	1,303,271
645,000	Boston Properties L.P.	3.85%	02/01/2023	648,256
1,290,000	BP Capital Markets America, Inc.	3.80%	09/21/2025	1,294,014
1,306,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,299,029
665,000	Clorox Co.	3.05%	09/15/2022	657,574
970,000	Digital Realty Trust L.P.	3.95%	07/01/2022	976,867
650,000	Dollar General Corp.	4.15%	11/01/2025	653,066
1,025,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	957,751
665,000	Exelon Corp.	2.45%	04/15/2021	646,670
1,220,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,286,421
645,000	General Dynamics Corp.	3.50%	05/15/2025	644,658
1,295,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	3.06%	02/23/2023	1,300,918
1,400,000	Hasbro, Inc.	3.50%	09/15/2027	1,302,241
675,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	636,808
655,000	JB Hunt Transport Services, Inc.	3.30%	08/15/2022	643,020
685,000	Kroger Co.	3.70%	08/01/2027	657,432
1,210,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,267,047
1,375,000	Lear Corp.	3.80%	09/15/2027	1,278,920
670,000	Morgan Stanley	2.63%	11/17/2021	651,738
1,295,000	MPLX L.P.	4.50%	07/15/2023	1,329,075
1,350,000	Royal Bank of Canada (3 Month LIBOR USD + 0.73%)	3.07%	02/01/2022	1,366,077
640,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	3.33%	03/16/2022	653,826
225,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	219,606
1,215,000	Weyerhaeuser Co.	7.38%	10/01/2019	1,266,001
685,000	Xylem, Inc.	3.25%	11/01/2026	644,457
Total Corporate Bonds & Notes (Cost $31,064,689)				30,462,709

Mortgage Backed Securities - 15.6%
1,731	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	1,825
291,025	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	3.95%	05/01/2033	304,777
1,629,306	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	1,650,946
1,140,756	FHLMC PC, Pool# Q4-2019	3.00%	07/01/2046	1,093,820
31,992	FHLMC REMIC, Series 2782 PA	4.00%	11/15/2033	31,893
1,600,000	FHMS, Series K-042	2.67%	12/25/2024	1,546,132
1,525,000	FHMS, Series K-046	3.21%	03/25/2025	1,514,464
700,000	FHMS, Series K-047#	3.33%	05/25/2025	699,715
1,550,000	FHMS, Series K-048#	3.28%	06/25/2025	1,545,286
36,793	FNMA, Pool# 628837	6.50%	03/01/2032	40,367
77,749	FNMA, Pool# 663238	5.50%	09/01/2032	83,003
32,358	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.77%	11/01/2033	32,732
12,098	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	3.53%	12/01/2033	12,551
61,031	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	4.02%	02/01/2034	63,013
24,756	FNMA, Pool# 848817	5.00%	01/01/2036	26,125
1,854,997	FNMA, Pool# AB9339	3.00%	05/01/2043	1,791,304
469,444	FNMA, Pool# AS1474	4.50%	01/01/2044	487,285
576,231	FNMA, Pool# AV7911	4.50%	01/01/2044	597,792
1,205,007	FNMA, Pool# AS2826	4.00%	07/01/2044	1,221,891
2,837,358	FNMA, Pool# AY3879	3.50%	11/01/2045	2,805,136
1,149,795	FNMA, Pool# AY3880	4.00%	11/01/2045	1,163,153
750,000	FNMA, Pool# BJ4070	4.00%	09/01/2048	762,938
390,000	FNMA, Pool# BJ4072	4.50%	09/01/2048	406,844
430,000	FNMA, Pool# BJ4073	4.50%	09/01/2048	448,903
360,000	FNMA, Pool# BJ4075	5.00%	09/01/2048	383,829
200,000	FNMA, Pool# BN0202	5.50%	09/01/2048	215,823
1,318,478	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	153,574
12,721	GNMA, Pool# 487110X	6.50%	04/15/2029	13,968
24,521	GNMA, Pool# 781186X	9.00%	06/15/2030	26,302
5,848	GNMA, Pool# 571166X	7.00%	08/15/2031	5,950
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	2.86%	11/15/2034	899,686
Total Mortgage Backed Securities (Cost $20,592,400)				20,031,027

Asset Backed Securities - 11.0%
28,916	AmeriCredit Automobile Receivables Trust, Series 2015-A3	1.70%	07/08/2020	28,909
458,858	AmeriCredit Automobile Receivables Trust, Series 2015-3 B	2.08%	09/08/2020	458,603
428,699	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	433,804
1,020,000	Drive Auto Receivables Trust, Series 2018-3	2.75%	10/15/2020	1,020,016
1,550,000	Drive Auto Receivables Trust, Series 2018-1 B	2.88%	02/15/2022	1,548,618
670,000	Drive Auto Receivables Trust, Series 2018-4	3.66%	11/15/2024	670,428
638,884	Federal Express Corp., Series 1998-1<	6.72%	07/15/2023	667,634
500,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R FLT (3 Month LIBOR USD + 1.50%)^	3.84%	01/27/2026	500,012
1,000,000	Neuberger Berman Loan Advisers CLO 26, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.50%	10/18/2030	1,001,675
1,500,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2AR FLT (3 Month LIBOR USD + 1.35%)^	3.66%	05/21/2027	1,501,593
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	4.70%	03/17/2030	1,002,266
9,613	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	3.86%	07/15/2020	9,644
3,308	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2019	3,312
1,500,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	3.84%	07/30/2027	1,499,579
1,300,000	Santander Drive Auto Receivables Trust 2017-2, Series 2017-2	2.21%	10/15/2021	1,296,177
500,000	Sound Point CLO XI, Ltd., Series 2016-1A A (3 Month LIBOR USD + 1.65%)^	4.00%	07/20/2028	500,284
750,000	Treman Park CLO, Ltd. (3 Month LIBOR USD + 1.37%)^	3.72%	04/20/2027	750,282
592,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	584,164
424,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	418,223
300,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	297,636
Total Asset Backed Securities (Cost $14,232,648)				14,192,859

Municipal Bonds - 8.3%
670,000	District of Columbia	4.71%	12/01/2022	704,137
1,600,000	District of Columbia#	5.71%	08/01/2038	1,592,064
1,000,000	Illinois, State of	2.30%	06/15/2019	993,860
1,390,000	Maryland Health & Higher Educational Facilities Authority	3.43%	07/01/2023	1,369,428
2,000,000	Miami-Dade County Florida Aviation	2.37%	10/01/2023	1,905,560
1,315,000	New York State Dormitory Authority	4.00%	07/01/2039	1,278,285
1,250,000	North Texas Tollway Authority	8.91%	02/01/2030	1,339,388
470,000	Regional Transportation Authority	3.01%	05/29/2020	469,022
1,000,000	Texas A&M University	3.23%	05/15/2027	974,710
Total Municipal Bonds (Cost $10,848,408)				10,626,454

U.S. Treasury Notes - 18.4%
4,330,000	United States Treasury Note	1.38%	02/29/2020	4,248,051
6,750,000	United States Treasury Note	1.88%	08/31/2022	6,488,701
2,500,000	United States Treasury Note	1.50%	08/15/2026	2,232,325
10,875,000	United States Treasury Note	2.88%	05/15/2028	10,712,725
Total U.S. Treasury Notes (Cost $24,211,896)				23,681,802

Shares
Affiliated Mutual Funds - 18.8%
2,520,036	Brown Advisory Mortgage Securities Fund - Institutional Shares			24,167,142
Total Affiliated Mutual Funds (Cost $25,415,007)				24,167,142

Short-Term Investments - 4.5%
Money Market Funds - 4.5%
5,854,541	First American Government Obligations Fund - Class Z, 1.94%*			5,854,541
Total Short-Term Investments (Cost $5,854,541)				5,854,541
Total Investments - 100.3% (Cost $132,219,589)				129,016,534
Liabilities in Excess of Other Assets - (0.3)%				(353,863)
NET ASSETS - 100.0%				$128,662,671

# Variable rate security. Rate disclosed is as of September 30, 2018.
* Annualized seven-day yield as of September 30, 2018.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2018, the value of these securities amounted to $10,455,009 or 8.1% of net assets.

< These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees.
~ Interest Only Security

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$30,462,709	$-
Mortgage Backed Securities	$-	$20,031,027	$-
Asset Backed Securities	$-	$13,525,225	$667,634
Municipal Bonds	$-	$10,626,454	$-
U.S. Treasury Notes	$-	$23,681,802	$-
Affiliated Mutual Funds	$24,167,142	$-	$-
Short-Term Investments	$5,854,541	$-	$-
Total Investments	$30,021,683	$98,327,217	$667,634

Investments in Affiliates
See the table below for details of the Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended September 30, 2018:

Beginning Market Value [# of shares held] 7/01/2018	Purchases at Cost [# of shares purchased]	Proceeds from Sales [# of shares sold]	Unrealized Appreciation (Depreciation) 9/30/2018	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value [# of shares held] 9/30/2018	Dividend Income	Capital Gain Distributions
$24,318,345	$-	$-	$(1,247,865)	$-	$(151,203)	$24,167,142	$182,980	$-
[2,520,036]	[-]	[-]				[2,520,036]

Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 30.1%
600,000	Apidos CLO XXII, Series 2015-22A C (3 Month LIBOR USD + 3.80%)^	6.15%	10/20/2027	600,341
500,000	BlueMountain CLO, Ltd., Series 2013-3A DR (3 Month LIBOR USD + 2.90%)^	5.24%	10/29/2025	500,032
118,004	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	115,371
750,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 2.00%)^	4.35%	04/20/2027	750,589
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A CR (3 Month LIBOR USD + 2.25%)^	4.59%	04/27/2027	996,241
750,000	Cent CLO 22, Ltd., Series 2014-22A A1R (3 Month LIBOR USD + 1.41%)^	3.75%	11/09/2026	750,975
750,000	CIFC Funding, Ltd., Series 2014-4A B1R (3 Month LIBOR USD + 1.90%)^	4.24%	10/19/2026	750,122
268,810	Colony Starwood Homes Trust, Series 2016-2A A (1 Month LIBOR USD + 1.25%)^	3.41%	12/19/2033	269,542
286,364	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	289,775
68,316	Continental Airlines Trust, Series 2000-1 A-1<	8.05%	05/01/2022	70,919
235,000	CPS Auto Receivables Trust, Series 2015-C D^	4.63%	08/16/2021	238,393
300,000	CPS Auto Receivables Trust, Series 2016-C E^	8.39%	09/15/2023	321,209
200,000	Dell Equipment Finance Trust, Series 2018-1 D^	3.85%	06/24/2024	199,820
400,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	399,030
1,000,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	996,307
400,000	Drive Auto Receivables Trust, Series 2018-2 D	4.14%	08/15/2024	401,768
700,000	Drive Auto Receivables Trust, Series 2018-3 D	4.30%	09/16/2024	706,026
500,000	Drive Auto Receivables Trust, Series 2018-4 D	4.09%	01/15/2026	501,873
900,000	DT Auto Owner Trust, Series 2017-4A D^	3.47%	07/17/2023	896,422
750,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	748,308
500,000	DT Auto Owner Trust, Series 2018-2A C^	3.67%	03/15/2024	500,383
600,000	DT Auto Owner Trust, Series 2017-3A E^	5.60%	08/15/2024	608,495
200,000	Exeter Automobile Receivables Trust, Series 2016-3A C^	4.22%	06/15/2022	202,498
574,996	Federal Express Corp., Series 1998-1<	6.72%	07/15/2023	600,871
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 FLT (3 Month LIBOR USD + 1.07%)^	3.40%	01/21/2031	2,000,324
1,000,000	GreatAmerica Leasing Receivables Funding LLC, Series 2015-1 B^	2.39%	06/21/2021	999,439
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	296,005
500,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.65%	01/20/2030	500,953
800,000	Highbridge Loan Management, Ltd., Series 7A-2015 CR (3 Month LIBOR USD + 1.70%)^	4.01%	03/15/2027	792,533
300,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	3.31%	12/19/2036	301,248
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.61%	12/19/2036	201,112
250,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.41%	03/19/2037	250,447
200,000	Invitation Homes Trust, Series 2018-SFR2 C (1 Month LIBOR USD + 1.28%)^	3.44%	06/18/2037	200,614
750,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R FLT (3 Month LIBOR USD + 1.50%)^	3.84%	01/27/2026	750,017
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	4.10%	07/21/2030	752,138
625,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.75%	07/22/2030	629,225
500,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.09%	07/25/2029	505,529
78,772	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	76,142
2,000,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.50%	10/18/2030	2,003,350
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	3.15%	10/20/2026	745,342
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.55%	10/20/2026	740,601
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	4.70%	03/17/2030	1,002,266
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	3.31%	04/15/2031	1,987,518
500,000	Octagon Investment Partners XXI, Ltd., Series 2014-1A C (3 Month LIBOR USD + 3.65%)^	5.97%	11/14/2026	501,189
250,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	249,281
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	249,382
250,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	249,653
161,906	Orange Lake Timeshare Trust, Series 2018-A B^	3.35%	11/08/2030	159,883
19,225	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	3.86%	07/15/2020	19,288
1,323	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2019	1,325
165,352	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2A^	2.30%	05/11/2020	165,193
51,109	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.93%	05/11/2020	51,171
130,188	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.78%	11/10/2020	130,424
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	3.84%	07/30/2027	999,719
500,000	Progress Residential Trust, Series 2016-SFR2 C (1 Month LIBOR USD + 2.20%)^	4.36%	01/20/2034	502,341
200,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	196,560
200,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/17/2035	196,663
1,679,379	Santander Drive Auto Receivables Trust, Series 2015-4 C	2.97%	03/15/2021	1,681,026
500,000	Santander Drive Auto Receivables Trust, Series 2017-1 D	3.17%	04/17/2023	497,050
1,000,000	Santander Drive Auto Receivables Trust, Series 2017-1 E^	5.05%	07/15/2024	1,024,800
38,279	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	37,751
69,305	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	67,974
750,000	Sound Point CLO XI, Ltd., Series 2016-1A A (3 Month LIBOR USD + 1.65%)^	4.00%	07/20/2028	750,426
500,000	Sound Point CLO XII, Ltd., Series 2016-2A D (3 Month LIBOR USD + 4.25%)^	6.60%	10/20/2028	500,416
162,211	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	171,102
1,200,000	Treman Park CLO, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 1.37%)^	3.72%	04/20/2027	1,200,451
4,582	U.S. Airways Pass Through Trust, Series 1999-1 A<	8.36%	07/20/2020	4,582
294,555	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	293,537
600,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	592,059
424,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	418,223
300,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	297,636
273,127	Westgate Resorts LLC, Series 2018-1A B^	3.58%	12/20/2031	270,901
364,169	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	362,930
900,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	893,306
300,000	Westlake Automobile Receivables Trust, Series 2018-3A D^	4.00%	10/16/2023	300,285
375,000	Westlake Automobile Receivables Trust, Series 2018-2A D^	4.00%	01/16/2024	375,164
500,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	501,562
Total Asset Backed Securities (Cost $41,173,813)				41,063,366

Corporate Bonds & Notes - 28.3%
1,310,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	1,263,389
605,000	AK Steel Corp.	7.50%	07/15/2023	639,787
605,000	Allison Transmission, Inc.^	4.75%	10/01/2027	572,481
1,395,000	American Tower Corp.	3.13%	01/15/2027	1,271,537
1,270,000	Analog Devices, Inc.	3.90%	12/15/2025	1,248,475
630,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	639,450
1,015,000	AutoZone, Inc.	3.13%	04/21/2026	943,628
650,000	Boston Properties L.P.	3.65%	02/01/2026	630,711
1,350,000	BP Capital Markets America, Inc.	3.94%	09/21/2028	1,360,208
1,550,000	BWX Technologies, Inc.^	5.38%	07/15/2026	1,559,687
1,225,000	Capital One Financial Corp. (Fixed until 06/01/2020, then 3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	1,249,500
1,270,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,263,221
1,340,000	Clorox Co.	3.10%	10/01/2027	1,261,245
610,000	Core & Main L.P.^	6.13%	08/15/2025	585,600
660,000	Delphi Technologies PLC^	5.00%	10/01/2025	622,875
1,253,000	Dollar General Corp.	4.15%	11/01/2025	1,258,911
1,300,000	Energy Transfer Partners L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	1,253,688
1,335,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	1,247,412
605,000	Equinix, Inc.	5.88%	01/15/2026	623,906
1,190,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,254,788
680,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	637,500
635,000	frontdoor, Inc.^	6.75%	08/15/2026	655,638
1,185,000	Harris Corp.	4.40%	06/15/2028	1,191,545
1,340,000	Hasbro, Inc.	3.50%	09/15/2027	1,246,431
1,000,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	943,419
1,130,000	Hudbay Minerals, Inc.^	7.25%	01/15/2023	1,166,849
1,245,000	Keysight Technologies, Inc.	4.55%	10/30/2024	1,259,721
980,000	Kroger Co.	3.70%	08/01/2027	940,560
1,420,000	Lear Corp.	3.80%	09/15/2027	1,320,776
615,000	Mercer International, Inc.	6.50%	02/01/2024	630,437
625,000	Novelis Corp.^	6.25%	08/15/2024	641,406
757,000	ServiceMaster Co. LLC	7.45%	08/15/2027	799,581
615,000	SESI LLC	7.13%	12/15/2021	625,148
670,000	Staples, Inc.^	8.50%	09/15/2025	634,825
1,285,000	TechnipFMC PLC	3.45%	10/01/2022	1,253,474
525,000	Teck Resources, Ltd.^	8.50%	06/01/2024	576,188
1,280,000	Verisk Analytics, Inc.	4.00%	06/15/2025	1,266,161
625,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	611,438
466,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	454,829
1,005,000	Xylem, Inc.	3.25%	11/01/2026	945,517
Total Corporate Bonds & Notes (Cost $39,650,506)				38,551,942

Mortgage Backed Securities - 28.7%
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	3.28%	03/16/2037	400,714
4,000,000	FHLMC Gold, 3.5%, Due TBA October	3.50%	10/15/2048	3,937,188
215,423	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	237,894
295,538	FHLMC PC, Pool# Q5-2011	4.00%	11/01/2047	299,428
2,338,368	FHLMC REMIC, Series 4094~	2.50%	03/15/2027	149,996
804,124	FHLMC REMIC, Series 4107~	3.00%	08/15/2027	150,788
1,674,840	FHLMC REMIC, Series 4143~	3.50%	09/15/2042	194,773
853,218	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	164,930
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	266,174
431,679	FHMS, Series K-J13	2.06%	09/25/2021	426,785
351,319	FHMS, Series K-J18	2.46%	03/25/2022	344,712
161,930	FHMS, Series K-J09	2.02%	04/25/2022	158,070
2,010,327	FHMS, Series K-721#~	0.45%	08/25/2022	22,272
352,821	FHMS, Series K-J07	1.53%	09/25/2022	338,363
10,316,000	FHMS, Series K-C02#~	0.37%	03/25/2024	200,370
1,700,000	FHMS, Series K-728#	3.06%	08/25/2024	1,679,704
732,920	FHMS, Series K-J17	2.40%	10/25/2024	710,678
1,560,714	FHMS, Series K-055#~	1.50%	03/25/2026	130,590
696,938	FHMS, Series K-057#~	1.33%	07/25/2026	52,169
678,000	FHMS, Series K-058#~	1.06%	08/25/2026	41,283
1,392,787	FHMS, Series K-W03#~	0.98%	06/25/2027	76,141
883,644	FHMS, Series Q-004#	2.78%	01/25/2046	883,590
746,739	FNMA, Pool# BM3352	2.55%	12/01/2026	704,203
547,338	FNMA, Pool# AM3724	3.08%	06/01/2028	527,351
485,000	FNMA, Pool# AN2738	2.39%	09/01/2028	439,975
366,136	FNMA, Pool# AM8082	2.92%	02/01/2030	348,140
1,498,928	FNMA, Pool# AS2249	4.00%	04/01/2039	1,525,705
701,839	FNMA, Pool# BM4143	6.00%	07/01/2041	773,415
863,961	FNMA, Pool# AB9349	3.00%	05/01/2043	834,016
480,579	FNMA, Pool# AU6230	5.00%	09/01/2043	507,820
976,901	FNMA, Pool# BD3994	4.00%	04/01/2047	988,152
1,082,229	FNMA, Pool# BD4016	4.00%	07/01/2047	1,110,811
394,814	FNMA, Pool# BJ1740	4.50%	10/01/2047	407,739
395,071	FNMA, Pool# BD4041	4.00%	11/01/2047	401,733
394,281	FNMA, Pool# BJ1991	4.00%	11/01/2047	399,479
395,341	FNMA, Pool# BH7686	4.50%	12/01/2047	408,282
1,132,627	FNMA, Pool# BJ4049	4.00%	05/01/2048	1,151,474
199,162	FNMA, Pool# BJ4052	4.50%	05/01/2048	207,502
298,444	FNMA, Pool# BJ4051	4.50%	05/01/2048	311,425

199,111	FNMA, Pool# BJ4050	4.50%	05/01/2048	207,457
199,202	FNMA, Pool# BK5105	5.50%	05/01/2048	214,961
298,826	FNMA, Pool# BJ4054	4.00%	06/01/2048	303,521
298,949	FNMA, Pool# BJ4057	4.50%	06/01/2048	309,968
199,591	FNMA, Pool# BK8032	5.50%	06/01/2048	215,381
249,438	FNMA, Pool# BJ4061	4.50%	07/01/2048	260,209
249,286	FNMA, Pool# BJ4062	4.50%	07/01/2048	258,744
249,447	FNMA, Pool# BJ4060	4.50%	07/01/2048	259,968
749,199	FNMA, Pool# BJ4067	4.50%	08/01/2048	778,894
900,000	FNMA, Pool# BJ4070	4.00%	09/01/2048	915,526
470,000	FNMA, Pool# BJ4072	4.50%	09/01/2048	490,299
510,000	FNMA, Pool# BJ4073	4.50%	09/01/2048	532,420
430,000	FNMA, Pool# BJ4075	5.00%	09/01/2048	458,462
200,000	FNMA, Pool# BN0202	5.50%	09/01/2048	215,823
99,889	FNMA REMIC Trust, Series 2017-T1	2.90%	06/25/2027	94,833
923,000	FNMA REMIC Trust, Series 2017-M13#	3.04%	09/25/2027	878,748
750,000	FNMA REMIC Trust, Series 2018-M8#	3.44%	06/25/2028	733,530
497,238	FNMA REMIC Trust, Series 2018-M3#	3.09%	02/25/2030	485,980
683,526	FNMA REMIC Trust, Series 2012-65	5.00%	07/25/2040	725,895
1,000,000	FNMA, 2.5%, Due TBA October	2.50%	10/15/2033	964,858
1,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2033	987,673
1,500,000	FNMA, 3.5%, Due TBA October	3.50%	10/15/2033	1,507,676
1,000,000	FNMA, 4.5%, Due TBA October	4.50%	10/15/2048	1,031,686
1,000,000	FNMA, 5.0%, Due TBA October	5.00%	10/15/2048	1,049,849
750,000	FREMF Mortgage Trust, Series 2017-K725 B#^	4.01%	02/25/2024	736,522
650,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.80%	11/25/2024	629,901
735,280	GNMA REMIC Trust, Series 2006-47 ZA	5.00%	08/16/2036	775,133
1,100,653	GNMA REMIC Trust, Series 2014-45 B1#~	0.75%	07/16/2054	50,403
992,695	GNMA REMIC Trust, Series 2014-135 I0#~	0.83%	01/16/2056	52,322
948,549	GNMA REMIC Trust, Series 2015-172 I0#~	0.90%	03/16/2057	58,485
1,286,498	GNMA REMIC Trust, Series 2016-40 I0#~	0.77%	07/16/2057	71,800
1,047,816	GNMA REMIC Trust, Series 2016-56 I0#~	0.97%	11/16/2057	72,964
1,274,764	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	93,374
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.48%	08/17/2034	372,952
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.16%	11/15/2034	275,076
175,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2034	175,270
Total Mortgage Backed Securities (Cost $39,775,212)				39,160,397

U.S. Treasury Notes - 6.5%
8,875,000	United States Treasury Note	0.88%	10/15/2018	8,871,088
Total U.S. Treasury Notes (Cost $8,871,436)				8,871,088

Municipal Bonds - 5.0%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	284,650
2,000,000	District of Columbia#	5.71%	08/01/2038	1,990,080
350,000	District of Columbia#	6.17%	08/01/2038	348,264
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,270,548
750,000	Massachusetts Port Authority#	4.15%	01/01/2031	750,000
1,300,000	Mosaic District Community Development Authority	7.25%	03/01/2036	1,373,515
800,000	North Texas Tollway Authority	8.91%	02/01/2030	857,208
Total Municipal Bonds (Cost $6,732,822)				6,874,265

Preferred Stocks - 0.2%
2,076	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			53,935
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			241,900
Total Preferred Stocks (Cost $295,543)				295,835

Shares/ Par Value
Short-Term Investments - 8.1%
Money Market Funds -7.7%
10,525,213	First American Government Obligations Fund - Class Z, 1.94%*			10,525,213

U.S. Treasury Bills - 0.4%
520,000	United States Treasury Bill†			519,117
Total Short-Term Investments (Cost $11,044,330)				11,044,330
Total Investments - 106.9% (Cost $147,543,662)				145,861,223
Liabilities in Excess of Other Assets - (6.9)%				(9,436,520)
NET ASSETS - 100.0%				$136,424,703

# Variable rate security. Rate disclosed is as of September 30, 2018.
^Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2018, the value of these securities amounted to $46,318,962 or 34.0% of net assets.

< These securities are being fair valued, using unobservable inputs (Level 3), under the supervision of the Board of Trustees.
~ Interest Only Security
† This security is pledged as collateral in connection with open futures contracts.
* Annualized seven-day yield as of September 30, 2018.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of September 30, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures	44	12/19/2018	$6,326,587	$6,182,000	$(144,587)
U.S. Treasury Ultra Bond Futures	120	12/19/2018	19,051,522	18,513,750	(537,772)
			$25,378,109	$24,695,750	$(682,359)
Futures Contracts - Short
The Total Return Fund had the following open short futures contracts as of September 30, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(30)	12/31/2018	$(3,400,173)	$(3,374,297)	$25,876
U.S. Treasury 10-Year Note Futures	(24)	12/19/2018	(2,882,886)	(2,850,750)	32,136
			$(6,283,059)	$(6,225,047)	$58,012

There is no variation margin due to or from the fund as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$40,386,994	$676,372
Corporate Bonds & Notes	$-	$38,551,942	$-
Mortgage Backed Securities	$-	$39,160,397	$-
U.S. Treasury Notes	$-	$8,871,088	$-
Municipal Bonds	$-	$6,874,265	$-
Preferred Stocks	$295,835	$-	$-
Short-Term Investments	$10,525,213	$519,117	$-
Total Investments	$10,821,048	$134,363,803	$676,372
Futures Contracts - Long*	$(682,359)	$-	$-
Futures Contracts - Short*	$58,012	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 44.8%
350,000	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	348,618
650,000	American Credit Acceptance Receivables Trust, Series 2017-4 C^	2.94%	01/10/2024	646,545
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-2 C	2.87%	11/08/2021	998,032
200,000	AmeriCredit Automobile Receivables Trust, Series 2016-3 D	2.71%	09/08/2022	196,666
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-3 D	3.18%	07/18/2023	221,566
275,000	AmeriCredit Automobile Receivables Trust, Series 2014-4 D	3.08%	12/18/2023	269,494
600,000	Apidos CLO XXII, Series 2015-22A C (3 Month LIBOR USD + 3.80%)^	6.15%	10/20/2027	600,341
500,000	BlueMountain CLO, Ltd., Series 2013-3A DR (3 Month LIBOR USD + 2.90%)^	5.24%	10/29/2025	500,032
118,004	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	115,371
750,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 2.00%)^	4.35%	04/20/2027	750,589
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A CR (3 Month LIBOR USD + 2.25%)^	4.59%	04/27/2027	996,241
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2013-4A A1RR (3 Month LIBOR USD + 1.00%)^	3.34%	01/15/2031	1,989,782
2,000,000	Carlyle U.S. CLO, Ltd., Series 2017-2A A1B (3 Month LIBOR USD + 1.22%)^	3.57%	07/21/2031	2,004,355
1,000,000	CBAM, Ltd., Series 2017-1A B (3 Month LIBOR USD + 1.80%)^	4.15%	07/20/2030	1,001,378
1,445,000	Cent CLO 22, Ltd., Series 2014-22A A1R (3 Month LIBOR USD + 1.41%)^	3.75%	11/09/2026	1,446,879
750,000	CIFC Funding, Ltd., Series 2014-4A B1R (3 Month LIBOR USD + 1.90%)^	4.24%	10/19/2026	750,122
103,319	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	104,550
68,316	Continental Airlines Trust, Series 2000-1 A-1<	8.05%	05/01/2022	70,919
235,000	CPS Auto Receivables Trust, Series 2015-C D^	4.63%	08/16/2021	238,393
300,000	CPS Auto Receivables Trust, Series 2016-C E^	8.39%	09/15/2023	321,209
1,250,000	Dell Equipment Finance Trust, Series 2017-2 B^	2.47%	10/24/2022	1,231,828
200,000	Dell Equipment Finance Trust, Series 2018-1 D^	3.85%	06/24/2024	199,820
400,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	399,030
750,000	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	748,241
1,000,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	996,307
725,000	Drive Auto Receivables Trust, Series 2018-2 D	4.14%	08/15/2024	728,204
700,000	Drive Auto Receivables Trust, Series 2018-3 D	4.30%	09/16/2024	706,026
500,000	Drive Auto Receivables Trust, Series 2018-4 D	4.09%	01/15/2026	501,873
1,737,628	Drive Auto Receivables Trust, Series 2017-BA C^	2.61%	08/16/2021	1,737,932
900,000	DT Auto Owner Trust, Series 2017-4A D^	3.47%	07/17/2023	896,422
750,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	748,308
500,000	DT Auto Owner Trust, Series 2018-2A C^	3.67%	03/15/2024	500,383
400,000	DT Auto Owner Trust, Series 2017-3A E^	5.60%	08/15/2024	405,663
2,000,000	DT Auto Owner Trust, Series 2016-1A D^	4.66%	12/15/2022	2,021,363
200,000	Exeter Automobile Receivables Trust, Series 2016-3A C^	4.22%	06/15/2022	202,498
383,331	Federal Express Corp., Series 1998-1<	6.72%	07/15/2023	400,580
1,000,000	GoldenTree Loan Management CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.20%)^	4.55%	04/20/2029	1,002,495
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 FLT (3 Month LIBOR USD + 1.07%)^	3.40%	01/21/2031	2,000,324
1,000,000	GreatAmerica Leasing Receivables Funding LLC, Series 2015-1 B^	2.39%	06/21/2021	999,439
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	296,005
1,000,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.65%	01/20/2030	1,001,907
1,000,000	Highbridge Loan Management, Ltd., Series 2015-7A DR (3 Month LIBOR USD + 2.40%)^	4.71%	03/15/2027	981,345
1,975,000	Highbridge Loan Management, Ltd., Series 2013-2A A2R (3 Month LIBOR USD + 1.63%)^	3.97%	10/20/2029	1,974,372
300,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	3.31%	12/19/2036	301,248
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.61%	12/19/2036	201,112
250,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.41%	03/19/2037	250,447
200,000	Invitation Homes Trust, Series 2018-SFR2 C (1 Month LIBOR USD + 1.28%)^	3.44%	06/18/2037	200,614
930,000	LCM XXV, Ltd., Series 2017-25A C2 (3 Month LIBOR USD + 2.30%)^	4.65%	07/22/2030	932,853
750,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R FLT (3 Month LIBOR USD + 1.50%)^	3.84%	01/27/2026	750,017
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	4.10%	07/21/2030	752,138
700,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.75%	07/22/2030	704,731
500,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.09%	07/25/2029	505,529
1,000,000	Madison Park Funding XXV, Ltd., Series 2017-25A B (3 Month LIBOR USD + 2.35%)^	4.69%	04/25/2029	1,002,768
1,000,000	Magnetite IX, Ltd., Series 2014-9A BR (3 Month LIBOR USD + 2.00%)^	4.34%	07/25/2026	1,000,312
750,000	Magnetite IX, Ltd., Series 2014-9A CR (3 Month LIBOR USD + 3.10%)^	5.44%	07/25/2026	750,208
78,772	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	76,142
2,000,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.50%	10/18/2030	2,003,350
1,000,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2AR FLT (3 Month LIBOR USD + 1.35%)^	3.66%	05/21/2027	1,001,062
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	3.15%	10/20/2026	745,342
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.55%	10/20/2026	740,601
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	4.70%	03/17/2030	1,002,266
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	3.31%	04/15/2031	1,987,518
1,000,000	Octagon Investment Partners XIV, Ltd., Series 2012-1A CR (3 Month LIBOR USD + 4.00%)^	6.34%	07/15/2029	1,015,399
500,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	4.44%	04/15/2026	503,060
500,000	Octagon Investment Partners XXI, Ltd., Series 2014-1A C (3 Month LIBOR USD + 3.65%)^	5.97%	11/14/2026	501,189
300,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	299,137
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	249,382
250,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	249,653
161,906	Orange Lake Timeshare Trust, Series 2018-A B^	3.35%	11/08/2030	159,883
73,904	OSCAR U.S. Funding Trust, Series 2014-1A A4^	2.55%	12/15/2021	73,807
57,675	OSCAR U.S. Funding Trust IV, Series 2016-1A A2A^	2.53%	07/15/2020	57,667
1,323	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2019	1,325
616,312	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2A^	2.30%	05/11/2020	615,720
51,109	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.93%	05/11/2020	51,171

130,188	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.78%	11/10/2020	130,424
260,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A3^	2.45%	12/10/2021	256,679
712,778	OSCAR U.S. Funding Trust VIII LLC, Series 2018-1A A2B (1 Month LIBOR USD + 0.49%)^	2.62%	04/12/2021	713,809
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	3.84%	07/30/2027	999,719
500,000	Progress Residential Trust, Series 2016-SFR2 C (1 Month LIBOR USD + 2.20%)^	4.36%	01/20/2034	502,341
200,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	196,560
200,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/17/2035	196,663
1,000,000	Regatta Funding L.P., Series 2013-2A BR (3 Month LIBOR USD + 2.90%)^	5.24%	01/15/2029	1,002,965
500,000	Santander Drive Auto Receivables Trust, Series 2017-1 D	3.17%	04/17/2023	497,050
600,000	Santander Drive Auto Receivables Trust, Series 2017-1 E^	5.05%	07/15/2024	614,880
1,125,000	Santander Drive Auto Receivables Trust 2016-3, Series 2016-3 C	2.46%	03/15/2022	1,117,459
150,000	Santander Drive Auto Receivables Trust 2017-2, Series 2017-2 D	3.49%	07/17/2023	149,608
325,000	Santander Drive Auto Receivables Trust 2017-3, Series 2017-3 D	3.20%	11/15/2023	321,903
38,279	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	37,751
34,653	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	33,987
750,000	Sound Point CLO XI, Ltd., Series 2016-1A A (3 Month LIBOR USD + 1.65%)^	4.00%	07/20/2028	750,426
500,000	Sound Point CLO XII, Ltd., Series 2016-2A D (3 Month LIBOR USD + 4.25%)^	6.60%	10/20/2028	500,416
229,544	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	242,125
2,000,000	Treman Park CLO, Ltd. (3 Month LIBOR USD + 1.37%)^	3.72%	04/20/2027	2,000,752
4,582	U.S. Airways Pass Through Trust, Series 1999-1 A<	8.36%	07/20/2020	4,582
294,555	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	293,537
750,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	740,073
1,000,000	Verizon Owner Trust, Series 2017-1 B^	2.06%	09/20/2021	991,115
400,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	394,550
700,000	Verizon Owner Trust, Series 2017-2A A^	1.92%	12/20/2021	691,047
400,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	396,849
1,000,000	Voya CLO, Ltd., Series 2016-3A C (3 Month LIBOR USD + 3.85%)^	6.18%	10/18/2027	1,000,468
1,500,000	Voya CLO, Ltd., Series 2013-1A A2R (3 Month LIBOR USD + 1.55%)^	3.89%	10/15/2030	1,501,118
273,127	Westgate Resorts LLC, Series 2018-1A B^	3.58%	12/20/2031	270,901
364,169	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	362,930
700,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	698,086
300,000	Westlake Automobile Receivables Trust, Series 2017-2A D^	3.28%	12/15/2022	297,992
900,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	893,306
300,000	Westlake Automobile Receivables Trust, Series 2018-3A D^	4.00%	10/16/2023	300,285
375,000	Westlake Automobile Receivables Trust, Series 2018-2A D^	4.00%	01/16/2024	375,164
500,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	501,562
Total Asset Backed Securities (Cost $73,005,725)				72,916,180

Corporate Bonds & Notes - 34.2%
400,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	385,768
750,000	AK Steel Corp.	7.50%	07/15/2023	793,125
350,000	AK Steel Corp.	6.38%	10/15/2025	334,687
200,000	Allison Transmission, Inc.^	5.00%	10/01/2024	199,500
500,000	Allison Transmission, Inc.^	4.75%	10/01/2027	473,125
800,000	American Tower Corp.	3.13%	01/15/2027	729,197
310,000	Analog Devices, Inc.	3.90%	12/15/2025	304,746
650,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	659,750
500,000	Ball Corp.	5.00%	03/15/2022	518,250
1,400,000	BWX Technologies, Inc.^	5.38%	07/15/2026	1,408,750
500,000	California Resources Corp.^	8.00%	12/15/2022	478,750
300,000	Capital One Financial Corp. (Fixed until 06/01/2020, then 3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	306,000
500,000	Caterpillar Financial Services Corp. (3 Month LIBOR USD + 0.59%)	2.91%	06/06/2022	504,314
500,000	Clorox Co.	3.10%	10/01/2027	470,614
200,000	CommScope Technologies LLC^	6.00%	06/15/2025	207,000
100,000	CommScope Technologies LLC^	5.00%	03/15/2027	96,500
500,000	Core & Main L.P.^	6.13%	08/15/2025	480,000
250,000	Cornerstone Chemical Co.^	6.75%	08/15/2024	250,680
1,220,000	Crown Castle International Corp.	4.88%	04/15/2022	1,259,815
1,100,000	Delphi Technologies PLC^	5.00%	10/01/2025	1,038,125
600,000	Digital Realty Trust L.P.	3.70%	08/15/2027	571,061
358,000	Dollar General Corp.	4.15%	11/01/2025	359,689
2,000,000	Dollar Tree, Inc. (3 Month LIBOR USD + 0.70%)	3.04%	04/17/2020	2,003,205
1,700,000	Energy Transfer Partners L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	1,639,437
1,800,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	1,681,904
1,000,000	Equinix, Inc.	5.88%	01/15/2026	1,031,250
380,000	Equinix, Inc.	5.38%	05/15/2027	380,950
1,100,000	Exelon Corp.	2.85%	06/15/2020	1,090,773
700,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	656,250
1,100,000	frontdoor, Inc.^	6.75%	08/15/2026	1,135,750
750,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	3.06%	02/23/2023	753,427
1,000,000	Harris Corp.	3.83%	04/27/2025	982,199
1,000,000	Hasbro, Inc.	3.15%	05/15/2021	988,720
1,000,000	Hasbro, Inc.	3.50%	09/15/2027	930,172
200,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	188,684
750,000	High Ridge Brands Co.^	8.88%	03/15/2025	366,562
650,000	Hot Topic, Inc.^	9.25%	06/15/2021	650,000
450,000	Hudbay Minerals, Inc.^	7.25%	01/15/2023	464,675
1,000,000	Huntsman International LLC	4.88%	11/15/2020	1,020,000
300,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	299,365
1,100,000	JC Penney Corp, Inc.^	5.88%	07/01/2023	973,500
300,000	Keysight Technologies, Inc.	4.55%	10/30/2024	303,547
1,500,000	Kinross Gold Corp.	5.95%	03/15/2024	1,537,500

500,000	Kinross Gold Corp.	4.50%	07/15/2027	448,150
1,610,000	Lamar Media Corp.	5.75%	02/01/2026	1,674,400
460,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	479,550
1,000,000	Martin Marietta Materials, Inc. (3 Month LIBOR USD + 0.50%)	2.84%	12/20/2019	1,002,641
540,000	Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.^	8.50%	06/01/2026	527,850
68,000	Mercer International, Inc.	7.75%	12/01/2022	71,149
1,000,000	Mercer International, Inc.	6.50%	02/01/2024	1,025,100
1,000,000	Mercer International, Inc.	5.50%	01/15/2026	982,500
950,000	Micron Technology, Inc.	5.50%	02/01/2025	987,164
300,000	MPLX L.P.	5.50%	02/15/2023	306,466
750,000	MPLX L.P.	4.88%	12/01/2024	779,141
947,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	964,737
1,465,000	Outfront Media Capital LLC	5.88%	03/15/2025	1,485,144
1,057,000	Regency Centers L.P.	4.80%	04/15/2021	1,080,418
250,000	Rivers Pittsburgh Borrower L.P.^	6.13%	08/15/2021	250,000
1,000,000	ServiceMaster Co. LLC	7.45%	08/15/2027	1,056,250
450,000	SESI LLC	7.13%	12/15/2021	457,425
500,000	SESI LLC	7.75%	09/15/2024	511,875
450,000	Staples, Inc.^	8.50%	09/15/2025	426,375
600,000	Steel Dynamics, Inc.	5.13%	10/01/2021	607,350
370,000	TechnipFMC PLC	3.45%	10/01/2022	360,923
530,000	Teck Resources, Ltd.^	8.50%	06/01/2024	581,675
400,000	USA Compression Partners L.P.^	6.88%	04/01/2026	414,500
610,000	Verisk Analytics, Inc.	4.00%	06/15/2025	603,405
350,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	3.33%	03/16/2022	357,561
1,585,000	Versum Materials, Inc.^	5.50%	09/30/2024	1,620,663
1,575,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	1,540,823
1,000,000	Vulcan Materials Co. (3 Month LIBOR USD + 0.60%)	2.93%	06/15/2020	1,002,828
449,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	438,236
1,500,000	Weyerhaeuser Co.	7.38%	10/01/2019	1,562,964
1,100,000	Zimmer Biomet Holdings, Inc. (3 Month LIBOR USD + 0.75%)	3.09%	03/19/2021	1,101,095
Total Corporate Bonds & Notes (Cost $56,472,049)				55,615,674

Mortgage Backed Securities - 10.2%
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	3.28%	03/16/2037	400,714
27,366	FHLMC PC, Pool# E0-1654	5.00%	06/01/2019	27,845
44,963	FHLMC PC, Pool# N3-1000	4.50%	08/01/2033	46,188
804,123	FHLMC REMIC, Series 4107†	3.00%	08/15/2027	150,788
57,479	FHLMC REMIC, Series 3878	3.00%	04/15/2041	57,004
1,674,840	FHLMC REMIC, Series 4143†	3.50%	09/15/2042	194,773
972,967	FHLMC REMIC, Series 4495†	3.50%	07/15/2045	188,078
335,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	324,248
431,679	FHMS, Series K-J13	2.06%	09/25/2021	426,785
311,149	FHMS, Series K-021	1.60%	01/25/2022	303,952
263,489	FHMS, Series K-J18	2.46%	03/25/2022	258,534
161,930	FHMS, Series K-J09	2.02%	04/25/2022	158,070
2,010,327	FHMS, Series K-721#†	0.45%	08/25/2022	22,272
2,566,456	FHMS, Series K-023#†	1.39%	08/25/2022	103,740
352,821	FHMS, Series K-J07#	1.53%	09/25/2022	338,363
184,950	FHMS, Series K-J12	2.38%	04/25/2023	181,204
216,363	FHMS, Series K-J14	2.20%	11/25/2023	208,206
10,316,000	FHMS, Series K-C02#†	0.37%	03/25/2024	200,370
732,920	FHMS, Series K-J17	2.40%	10/25/2024	710,678
804,004	FHMS, Series K-055#†	1.50%	03/25/2026	67,274
1,344,095	FHMS, Series K-057#†	1.33%	07/25/2026	100,611
678,000	FHMS, Series K-058#†	1.06%	08/25/2026	41,283
1,392,787	FHMS, Series K-W03#†	0.98%	06/25/2027	76,141
1,124,638	FHMS, Series Q-004#	2.78%	01/25/2046	1,124,569
259	FNMA, Pool# 931676	5.50%	01/01/2019	258
2,558	FNMA, Pool# 774887	5.50%	05/01/2019	2,559
7,692	FNMA, Pool# 794149	5.50%	08/01/2019	7,705
2,036	FNMA, Pool# 778775	5.50%	09/01/2019	2,039
14,234	FNMA, Pool# 255359	5.50%	09/01/2019	14,313
10,307	FNMA, Pool# 785732	5.50%	11/01/2019	10,349
22,488	FNMA, Pool# 255645	4.00%	01/01/2020	22,962
6,304	FNMA, Pool# 826868	5.50%	08/01/2020	6,322
30,662	FNMA, Pool# 879409	5.50%	02/01/2021	31,205
13,888	FNMA, Pool# 745562	5.50%	04/01/2021	14,114
5,127	FNMA, Pool# 745525	5.50%	05/01/2021	5,230
26,487	FNMA, Pool# AD0230	5.50%	05/01/2021	26,967
5,564	FNMA, Pool# 936481	5.50%	07/01/2021	5,671
6,257	FNMA, Pool# 888555	5.50%	09/01/2021	6,356
1,178	FNMA, Pool# 889849	5.50%	09/01/2021	1,183
7,680	FNMA, Pool# 908560	5.50%	01/01/2022	7,794
5,509	FNMA, Pool# 889716	5.50%	10/01/2022	5,677
3,670	FNMA, Pool# 889198	5.50%	11/01/2022	3,733
48,062	FNMA, Pool# 911073	5.50%	12/01/2022	49,271
13,905	FNMA, Pool# 972932	5.50%	02/01/2023	14,215
362,604	FNMA, Pool# AB9392	2.50%	05/01/2023	358,705
71,041	FNMA, Pool# 975076	6.00%	09/01/2023	73,209
6,263	FNMA, Pool# 995217	5.50%	12/01/2023	6,468

13,065	FNMA, Pool# 930334	5.50%	01/01/2024	13,434
7,622	FNMA, Pool# AE0467	5.50%	03/01/2024	7,884
6,826	FNMA, Pool# AD0365	5.50%	09/01/2024	7,036
49,270	FNMA, Pool# AL1081	5.00%	07/01/2025	50,061
31,549	FNMA, Pool# AL0517	5.50%	08/01/2025	32,622
233,219	FNMA, Pool# 813714 (1 Year CMT Rate + 1.94%)	3.32%	01/01/2035	244,146
254,945	FNMA, Pool# 815323 (6 Month LIBOR USD + 1.53%)	4.02%	01/01/2035	263,748
73,482	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.72%)	3.73%	03/01/2037	76,886
275,821	FNMA, Pool# 915191 (12 Month LIBOR USD + 1.73%)	4.10%	04/01/2037	291,635
412,749	FNMA, Pool# AL6262 (1 Year CMT Rate + 2.38%)	4.43%	04/01/2038	429,292
234,550	FNMA, Pool# 965184 (12 Month LIBOR USD + 1.59%)	4.34%	09/01/2038	244,612
701,839	FNMA, Pool# BM4143	6.00%	07/01/2041	773,415
480,579	FNMA, Pool# AU6230	5.00%	09/01/2043	507,820
259,800	FNMA, Pool# 947512 (12 Month LIBOR USD + 1.75%)	4.50%	09/01/2047	272,069
77,892	FNMA REMIC Trust, Series 2002-16	6.00%	04/25/2022	80,687
683,526	FNMA REMIC Trust, Series 2012-65	5.00%	07/25/2040	725,895
4,000,000	FNMA, 5.0%, Due TBA October	5.00%	10/15/2048	4,199,398
650,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.80%	11/25/2024	629,901
90,000	FREMF Mortgage Trust, Series 2011-K10#^	4.78%	11/25/2049	92,134
242,890	GNMA, Pool# 004527M	5.00%	09/20/2024	262,808
561,239	GNMA REMIC Trust, Series 2014-45 B1#†	0.75%	07/16/2054	25,701
496,348	GNMA REMIC Trust, Series 2014-135 I0#†	0.83%	01/16/2056	26,161
474,274	GNMA REMIC Trust, Series 2015-172 I0#†	0.90%	03/16/2057	29,242
643,249	GNMA REMIC Trust, Series 2016-40 I0#†	0.77%	07/16/2057	35,900
521,821	GNMA REMIC Trust, Series 2016-56 I0#†	0.97%	11/16/2057	36,337
637,382	GNMA REMIC Trust, Series 2016-98 I0#†	0.95%	05/16/2058	46,687
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.48%	08/17/2034	372,952
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.16%	11/15/2034	275,076
175,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2034	175,270
Total Mortgage Backed Securities (Cost $16,699,298)				16,616,804

Municipal Bonds - 3.7%
1,500,000	District of Columbia#	5.71%	08/01/2038	1,492,560
400,000	District of Columbia#	6.17%	08/01/2038	398,016
750,000	Massachusetts Port Authority#	4.15%	01/01/2031	750,000
700,000	Mosaic District Community Development Authority	7.25%	03/01/2036	739,585
640,000	New York Transportation Development Corp.	5.00%	08/01/2026	669,850
225,000	North Texas Tollway Authority	8.91%	02/01/2030	241,090
500,000	Public Finance Authority^	5.00%	09/01/2030	519,675
385,000	Utah Charter School Finance Authority	5.80%	06/15/2038	385,628
550,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	546,276
255,000	Yamhill County Oregon Hospital Authority	3.50%	11/15/2020	253,475
Total Municipal Bonds (Cost $5,842,464)				5,996,155

Preferred Stocks - 0.6%
2,400	AGNC Investment Corp., Series B, 7.75%			61,248
2,076	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			53,934
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			241,900
24,630	Digital Realty Trust, Inc., Series J, 5.25%			588,411
Total Preferred Stocks (Cost $958,109)				945,493

Closed-End Funds - 0.2%
17,204	BlackRock MuniYield Michigan Quality Fund			213,330
9,600	Nuveen Massachusetts Quality Municipal Income Fund			114,720
3,184	Nuveen Michigan Quality Municipal Income Fund			39,322
Total Closed-End Funds (Cost $425,612)				367,372

Shares/ Par Value
Short-Term Investments - 10.3%
Money Market Funds - 8.2%
13,406,316	First American Government Obligations Fund - Class Z, 1.94%*			13,406,316

U.S. Treasury Bills - 2.1%
1,500,000	United States Treasury Bill			1,492,215
2,000,000	United States Treasury Bill			1,993,059
Total U.S. Treasury Bills				3,485,274
Total Short-Term Investments (Cost $16,891,719)				16,891,590
Total Investments - 104.0% (Cost $170,294,976)				169,349,268
Liabilities in Excess of Other Assets - (4.0)%				(6,559,127)
NET ASSETS - 100.0%				$162,790,141

#Variable rate security. Rate disclosed is as of September 30, 2018.
^Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2018, the value of these securities amounted to $82,737,050 or 50.8% of net assets.

< These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees.
†Interest Only Security
*Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$72,440,099	$476,081
Corporate Bonds & Notes	$-	$55,615,674	$-
Mortgage Backed Securities	$-	$16,616,804	$-
Municipal Bonds	$-	$5,996,155	$-
Preferred Stocks	$945,493	$-	$-
Closed-End Funds	$367,372	$-	$-
Short-Term Investments	$13,406,316	$3,485,274	$-
Total Investments	$14,719,181	$154,154,006	$476,081

Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 39.6%
1,080,000	Albemarle Corp.	4.15%	12/01/2024	1,092,464
730,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	732,589
845,000	Allison Transmission, Inc.^	4.75%	10/01/2027	799,581
1,200,000	American Tower Corp.	3.13%	01/15/2027	1,093,795
1,100,000	Analog Devices, Inc.	3.90%	12/15/2025	1,081,356
720,000	AvalonBay Communities, Inc.	3.63%	10/01/2020	723,585
1,280,000	Ball Corp.	4.88%	03/15/2026	1,282,573
910,000	Bank of America Corp. (Fixed until 05/17/21, then 3 Month LIBOR USD + 0.63%)	3.50%	05/17/2022	909,840
935,000	Boston Properties L.P.	3.65%	02/01/2026	907,254
790,000	Children's Hospital Corp.	4.12%	01/01/2047	782,001
780,000	Clorox Co.	3.10%	10/01/2027	734,158
540,000	Core & Main L.P.^	6.13%	08/15/2025	518,400
765,000	Delphi Technologies PLC^	5.00%	10/01/2025	721,969
900,000	Digital Realty Trust L.P.	3.95%	07/01/2022	906,371
1,235,000	Ecolab, Inc.	4.35%	12/08/2021	1,272,810
1,400,000	Equinix, Inc.	5.88%	01/15/2026	1,443,750
1,160,000	Hasbro, Inc.	3.50%	09/15/2027	1,079,000
730,000	JB Hunt Transport Services, Inc.	3.30%	08/15/2022	716,648
20,000	Kaiser Foundation Hospitals	3.15%	05/01/2027	19,202
1,075,000	Keysight Technologies, Inc.	4.55%	10/30/2024	1,087,711
650,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	3.06%	07/06/2022	651,036
945,000	Kroger Co.	3.70%	08/01/2027	906,968
1,005,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	1,047,712
755,000	MidAmerican Energy Co.	3.10%	05/01/2027	720,113
1,275,000	Morgan Stanley	2.20%	12/07/2018	1,274,343
1,015,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	967,211
475,000	Northwestern University	3.81%	12/01/2050	447,718
355,000	Novelis Corp.^	6.25%	08/15/2024	364,319
650,000	Regency Centers L.P.	3.75%	06/15/2024	635,796
380,000	Staples, Inc.^	8.50%	09/15/2025	360,050
830,000	Toronto-Dominion Bank	1.85%	09/11/2020	811,391
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	858,914
1,110,000	Verisk Analytics, Inc.	4.00%	06/15/2025	1,097,999
260,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	253,767
640,000	Weyerhaeuser Co.	7.38%	10/01/2019	666,865
820,000	William Marsh Rice University	3.57%	05/15/2048	775,084
965,000	Xylem, Inc.	3.25%	11/01/2026	907,885
Total Corporate Bonds & Notes (Cost $31,318,886)				30,652,228

Mortgage Backed Securities - 22.0%
596,909	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	32,632
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	287,140
643,835	FHMS, Series K-W04 A (1 Month LIBOR USD + 0.24%)	2.46%	09/25/2028	644,538
700,000	FHMS, Series Q-007 APT1#	3.00%	10/25/2047	698,894
667,955	FNMA, Pool# AN6116	2.85%	07/01/2027	637,730
317,313	FNMA, Pool# AS2826	4.00%	07/01/2044	321,759
303,294	FNMA, Pool# AS3724	3.50%	11/01/2044	299,854
289,367	FNMA, Pool# AS5917	3.50%	10/01/2045	286,084
432,051	FNMA, Pool# AS6127	3.50%	11/01/2045	427,104
296,586	FNMA, Pool# AS8808	3.50%	02/01/2047	292,668
994,843	FNMA, Pool# BJ4049	4.00%	05/01/2048	1,011,396
199,162	FNMA, Pool# BJ4052	4.50%	05/01/2048	207,502
199,111	FNMA, Pool# BJ4050	4.50%	05/01/2048	207,457
298,444	FNMA, Pool# BJ4051	4.50%	05/01/2048	311,425
199,202	FNMA, Pool# BK5105	5.50%	05/01/2048	214,961
199,218	FNMA, Pool# BJ4054	4.00%	06/01/2048	202,347
199,300	FNMA, Pool# BJ4057	4.50%	06/01/2048	206,645
199,591	FNMA, Pool# BK8032	5.50%	06/01/2048	215,381
249,286	FNMA, Pool# BJ4062	4.50%	07/01/2048	258,744
249,438	FNMA, Pool# BJ4061	4.50%	07/01/2048	260,209
249,447	FNMA, Pool# BJ4060	4.50%	07/01/2048	259,968
998,933	FNMA, Pool# BJ4067	4.50%	08/01/2048	1,038,525
463,230	FNMA, Pool# BJ4070	4.00%	09/01/2048	471,221

249,984	FNMA, Pool# BJ4072	4.50%	09/01/2048	260,781
261,904	FNMA, Pool# BJ4073	4.50%	09/01/2048	273,417
238,212	FNMA, Pool# BJ4075	5.00%	09/01/2048	253,980
200,000	FNMA, Pool# BN0202	5.50%	09/01/2048	215,823
300,000	FNMA REMIC Trust, Series 2017-M10 AV2#	2.65%	07/25/2024	290,271
80,000	FNMA REMIC Trust, Series 2017-M2 A2#	2.88%	02/25/2027	75,889
831,000	FNMA REMIC Trust, Series 2017-M13 A2#	3.04%	09/25/2027	791,159
865,000	FNMA REMIC Trust, Series 2017-M15 A2#	3.06%	09/25/2027	825,574
1,485,397	FNMA REMIC Trust, Series 2018-M2 A1#	2.90%	01/25/2028	1,450,201
1,900,000	FNMA REMIC Trust, Series 2018-M2 A2#	3.00%	01/25/2028	1,801,309
1,600,000	FNMA REMIC Trust, Series 2018-M8 A2#	3.44%	06/25/2028	1,564,865
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	2.86%	11/15/2034	199,930
100,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.16%	11/15/2034	100,028
100,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2034	100,154
Total Mortgage Backed Securities (Cost $17,204,714)				16,997,565

Municipal Bonds - 17.1%
300,000	Atlanta Development Authority	3.57%	12/01/2036	285,588
600,000	District of Columbia#	5.71%	08/01/2038	597,024
75,000	District of Columbia#	6.17%	08/01/2038	74,628
1,060,000	Grant County Washington Public Utility	5.63%	01/01/2027	1,209,057
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	94,965
850,000	Honolulu, City & County Hawaii	4.00%	09/01/2036	849,473
30,000	Los Angeles California Community College District	6.60%	08/01/2042	41,421
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	420,798
40,000	Maryland Community Development Administration	3.24%	09/01/2048	39,454
110,000	Massachusetts, Commonwealth of	3.28%	06/01/2046	97,439
530,000	Miami-Dade County Florida Aviation	3.98%	10/01/2041	502,493
675,000	Miami-Dade County Florida Educational Facilities Authority	4.47%	04/01/2051	671,990
650,000	Montgomery County Virginia Economic Development Authority	3.95%	06/01/2039	634,264
340,000	New York State Dormitory Authority	4.00%	07/01/2039	330,507
780,000	New York State Environmental Facilities Corp.	2.77%	07/15/2031	705,658
250,000	New York Transportation Development Corp.	5.00%	01/01/2036	272,785
100,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	100,230
475,000	Oregon State University	3.75%	04/01/2049	433,637
250,000	Pennsylvania Economic Development	3.20%	11/15/2027	236,345
1,100,000	Permanent University Fund - Texas A&M University System	3.66%	07/01/2047	1,027,092
20,000	San Diego California Redevelopment Agency Successor Agency	4.00%	09/01/2040	19,432
500,000	San Francisco, City & County of California Community Facilities District	3.75%	09/01/2037	475,955
60,000	San Francisco, City & County of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	57,537
480,000	Southern California Public Power Authority	4.31%	07/01/2029	491,232
790,000	Texas A&M University	3.82%	05/15/2047	737,623
355,000	University of California	2.99%	05/15/2026	338,595
850,000	University of Massachusetts Building Authority	5.45%	11/01/2040	994,296
25,000	University of North Texas System	3.69%	04/15/2030	24,728
1,500,000	University of Pittsburgh Pennsylvania System of Higher Education	3.65%	09/15/2036	1,446,735
Total Municipal Bonds (Cost $13,552,776)				13,210,981

Foreign Government Bonds - 9.0%
1,030,000	BNG Bank^	2.13%	12/14/2020	1,011,155
765,000	European Bank for Reconstruction & Development	0.88%	07/22/2019	754,236
705,000	European Investment Bank	2.38%	05/24/2027	662,046
1,050,000	Export Development Canada	1.25%	12/10/2018	1,047,261
1,000,000	Industrial Bank of Korea (3 Month LIBOR USD + 0.60%)^	2.95%	08/02/2021	1,003,399
1,515,000	International Finance Corp.	2.00%	10/24/2022	1,455,178
1,090,000	Kreditanstalt fuer Wiederaufbau	2.00%	09/29/2022	1,047,370
Total Foreign Government Bonds (Cost $7,080,530)				6,980,645

U.S. Treasury Notes - 7.9%
1,350,000	United States Treasury Note	0.88%	10/15/2018	1,349,405
4,830,000	United States Treasury Note	2.88%	08/15/2028	4,756,324
U.S. Treasury Notes (Cost $6,158,487)				6,105,729

Asset Backed Securities - 1.0%
250,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	249,281
521,798	Tesla Auto Lease Trust, Series 2018-A^	2.32%	12/20/2019	520,435
Total Asset Backed Securities (Cost $771,759)				769,716

Shares
Short-Term Investments - 1.8%
Money Market Funds - 1.8%
1,427,073	First American Government Obligations Fund - Class Z, 1.94%*	1,427,073
Total Short-Term Investments (Cost $1,427,073)		1,427,073
Total Investments - 98.4% (Cost $77,514,225)		76,143,937
Other Assets in Excess of Liabilities - 1.6%		1,265,916
NET ASSETS - 100.0%		$77,409,853

# Variable rate security. Rate disclosed is as of September 30, 2018.
* Annualized seven-day yield as of September 30, 2018.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2018, the value of these securities amounted to $7,350,410 or 9.5% of net assets.

~ Interest Only Security

Futures Contracts - Long (Note 6)
The Sustainable Bond Fund had the following open long futures contracts as of September 30, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures	10	12/19/2018	$1,437,861	$1,405,000	$(32,861)
U.S. Treasury Ultra Bond Futures	18	12/19/2018	2,832,908	2,777,062	(55,846)
			$4,270,769	$4,182,062	$(88,707)
Futures Contracts - Short (Note 6)
The Sustainable Bond Fund had the following open short futures contracts as of September 30, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Bond Futures	(72)	12/19/2018	$(9,171,086)	$(9,072,000)	$99,086
			$(9,171,086)	$(9,072,000)	$99,086

There is no variation margin due to or from the Fund as of September 30, 2018

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$30,652,228	$-
Mortgage Backed Securities	$-	$16,997,565	$-
Municipal Bonds	$-	$13,210,981	$-
Foreign Government Bonds	$-	$6,980,645	$-
U.S. Treasury Notes	$-	$6,105,729	$-
Asset Back Securities	$-	$769,716	$-
Short-Term Investments	$1,427,073	$-	$-
Total Investments	$1,427,073	$74,716,864	$-
Future Contracts - Long*	$(88,707)	$-	$-
Future Contracts - Short*	$99,086	$-	$-
*Unrealized Appreciation (Depreciation)

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 95.9%
General Obligation Bonds - 29.7%
2,225,000	Anne Arundel County Maryland	5.00%	04/01/2022	2,441,470
1,265,000	Anne Arundel County Maryland	5.00%	10/01/2026	1,470,386
1,115,000	Baltimore County Maryland	5.00%	03/01/2026	1,307,494
1,000,000	Baltimore County Maryland	5.00%	08/01/2030	1,130,770
1,360,000	Cecil County Maryland	4.00%	12/01/2021	1,437,806
1,390,000	Charles County Maryland	5.00%	11/01/2019	1,435,703
1,970,000	Charles County Maryland	5.00%	11/01/2021	2,143,833
1,145,000	Easton, Town of Maryland	4.00%	02/01/2020	1,175,354
1,145,000	Easton, Town of Maryland	4.00%	02/01/2021	1,196,605
1,085,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2020	1,126,935
1,255,000	Maryland State	5.00%	06/01/2023	1,409,917
1,945,000	Maryland State	5.00%	08/01/2023	2,147,727
3,145,000	Maryland State	5.00%	08/01/2023	3,543,283
2,400,000	Maryland State	5.00%	08/01/2024	2,748,792
4,500,000	Montgomery County Maryland	5.00%	12/01/2019	4,658,670
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,664,250
1,000,000	Prince George's County Maryland	5.00%	09/15/2019	1,029,220
3,320,000	Prince George's County Maryland	5.00%	09/15/2026	3,600,175
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,209,650
1,940,000	Wicomico County Maryland	4.00%	11/01/2019	1,982,719
1,985,000	Wicomico County Maryland	4.00%	11/01/2020	2,063,427
2,040,000	Wicomico County Maryland	4.00%	11/01/2021	2,155,015
2,225,000	Worcester County Maryland	5.00%	03/01/2023	2,485,659
				53,564,860
Revenue Bonds - 66.2%
3,480,000	Austin, Texas	7.88%	09/01/2026	3,727,498
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,158,580
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,534,592
520,000	Baltimore, Maryland	5.00%	06/15/2030	566,431
2,255,000	Baltimore, Maryland	5.00%	09/01/2031	2,506,545
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,115,410
670,000	Baltimore, Maryland	5.00%	06/15/2033	723,312
1,150,000	Baltimore, Maryland	5.00%	09/01/2033	1,269,956
1,000,000	Denver County Colorado	5.00%	10/01/2032	1,065,390
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,641,093
1,900,000	Frederick County Maryland^	5.00%	09/01/2032	2,042,994
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,177,111
2,260,000	Frederick County Maryland Series B	5.50%	07/01/2040	2,347,123
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,115,970
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	1,097,990
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,115,920
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	990,780
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,022,991
5,000,000	Maryland Economic Development Corp.	5.00%	06/01/2026	5,362,850
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	748,209
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	432,116
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	920,150
2,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	2,442,347
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,558,545
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,419,340
1,000,000	Maryland State Department of Transportation	5.00%	12/15/2020	1,063,640
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,123,353
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	2,013,084
1,015,000	Maryland State Health & Higher Educational Facilities	4.00%	07/01/2019	1,029,961
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	520,861
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	558,420
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	536,825
900,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	987,417
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,630,482
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,084,270
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,155,782
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,690,740

420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	477,540
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,789,200
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,784,872
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,003,020
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	104,168
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,224,841
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	312,006
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,176,818
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	274,653
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,375,650
15,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	15,245
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,156,952
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,152
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	467,582
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,565,002
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2044	1,307,172
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,625,653
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,085,150
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,214,716
2,525,000	Maryland Water Quality Financing Administration	5.00%	03/01/2020	2,631,126
5,000,000	Massachusetts Port Authority#	4.15%	01/01/2031	5,000,000
1,370,000	Montgomery County Maryland Housing Opportunities Commission#	1.55%	01/01/2049	1,370,000
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,281,696
4,000,000	New York Transportation Development Corp.	5.00%	08/01/2026	4,186,560
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,124,680
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,149,480
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,092,073
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,080,260
4,335,000	University System of Maryland	5.00%	04/01/2022	4,755,235
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,370,823
				119,700,403
Total Municipal Bonds (Cost $174,573,759)				173,265,263

Shares
Short-Term Investments - 5.5%
Money Market Funds - 5.5%
9,896,243	First American Government Obligations Fund - Class Z, 1.94%*			9,896,243
Total Short-Term Investments (Cost $9,896,243)				9,896,243
Total Investments - 101.4% (Cost $184,470,002)				183,161,506
Liabilities in Excess of Other Assets - (1.4)%				(2,450,380)
NET ASSETS - 100.0%				$180,711,126

# Variable rate security. Rate disclosed is as of September 30, 2018.
* Annualized seven-day yield as of September 30, 2018.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2018, the value of these securities amounted to $6,590,928 or 3.6% of net assets.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$173,265,263	$-
Short-Term Investments	$9,896,243	$-	$-
Total Investments	$9,896,243	$173,265,263	$-

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.9%
General Obligation Bonds - 12.0%
2,350,000	Baltimore County Maryland	4.00%	03/01/2034	2,501,716
1,750,000	Connecticut, State of	4.00%	06/15/2036	1,756,913
1,700,000	Connecticut, State of	4.00%	06/15/2037	1,697,705
6,000,000	District of Columbia	4.00%	06/01/2034	6,277,140
2,210,000	Florida, State of	4.00%	06/01/2031	2,396,767
2,500,000	Illinois, State of	5.00%	04/01/2022	2,500,675
3,535,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	2.14%	05/01/2037	3,432,238
2,395,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	2.14%	05/01/2037	2,325,353
10,000,000	Michigan, State of	4.00%	05/01/2028	10,878,500
2,130,000	Pennsylvania, Commonwealth of	5.00%	01/15/2028	2,430,330
2,205,000	Pennsylvania, Commonwealth of	5.00%	02/01/2028	2,493,171
1,365,000	Rosemont, Village of Illinois	5.00%	12/01/2025	1,523,913
3,700,000	Roseville Independent School District No. 623	5.00%	02/01/2030	4,271,243
6,000,000	Texas, State of	5.00%	08/01/2031	6,013,440
5,000,000	Washington, State of	5.00%	02/01/2033	5,590,800
3,340,000	West Contra Costa California Unified School District	4.00%	08/01/2038	3,449,652
3,060,000	West Contra Costa California Unified School District	4.00%	08/01/2038	3,160,460
				62,700,016
Revenue Bonds - 84.9%
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,367,407
1,500,000	Arlington, Texas	5.00%	02/15/2037	1,694,985
4,500,000	Austin, Texas	7.88%	09/01/2026	4,820,040
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,265,574
2,615,000	Chattanooga Tennessee Health Educational & Housing Facility Board	5.25%	01/01/2040	2,774,907
3,000,000	Chicago Illinois Midway International Airport	5.00%	01/01/2028	3,290,700
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,106,580
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,399,424
1,300,000	Colorado Health Facilities Authority	5.25%	02/01/2031	1,360,229
1,500,000	Colorado Health Facilities Authority	5.00%	12/01/2035	1,597,740
5,000,000	Commonwealth Financing Authority	5.00%	06/01/2025	5,622,250
1,000,000	Connecticut Special Tax Revenue	5.00%	10/01/2029	1,094,600
2,095,000	Connecticut Special Tax Revenue	5.00%	08/01/2031	2,303,054
4,390,000	Cumberland County Pennsylvania Municipal Authority	4.00%	01/01/2033	4,392,195
15,000,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.75%)	2.31%	06/01/2037	13,880,100
5,500,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	6,407,665
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	10,659,567
1,100,000	Denver Colorado Convention Center Hotel Authority	5.00%	12/01/2028	1,231,989
9,000,000	Detroit Michigan Sewage Disposal System (3 Month LIBOR USD + 0.60%)	2.17%	07/01/2032	8,646,750
7,900,000	District of Columbia#	5.92%	08/01/2037	7,900,000
2,425,000	District of Columbia#	5.71%	08/01/2038	2,412,972
4,150,000	District of Columbia#	6.17%	08/01/2038	4,129,416
1,700,000	Educational Enhancement Funding Corp.	5.00%	06/01/2023	1,874,913
1,500,000	Florida Municipal Power Agency#	2.84%	10/01/2021	1,500,000
500,000	Florida Municipal Power Agency	5.25%	10/01/2023	500,000
6,500,000	Grand Forks County North Dakota^	5.00%	09/15/2028	6,310,525
1,000,000	Hamilton County Ohio Convention Facilities Authority	5.00%	12/01/2033	1,087,490
10,000,000	Harris County Texas (3 Month LIBOR USD + 0.67%)	2.22%	08/15/2035	9,339,900
1,000,000	Harris County-Houston Texas Sports Authority	5.00%	11/15/2028	1,112,790
4,925,000	Hawaii Department of Budget & Finance	6.50%	07/01/2039	5,079,399
15,375,000	Health & Educational Facilities Authority of the State of Missouri#	3.33%	06/01/2031	15,375,000
9,900,000	Health & Educational Facilities Authority of the State of Missouri#	3.27%	06/01/2031	9,900,000
1,400,000	Henrico County Virginia Economic Development Authority#	3.90%	08/23/2027	1,400,000
6,645,000	Houston Texas Combined Utility System Revenue	5.00%	11/15/2035	7,499,148
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	6,309,037
1,000,000	Indiana Finance Authority	5.00%	09/15/2025	1,086,680
1,750,000	Indiana Finance Authority	5.00%	09/15/2028	1,887,008
1,250,000	Kentucky Economic Development Finance Authority	5.00%	05/01/2024	1,266,713
7,250,000	La Cygne, Kansas#	2.98%	04/15/2027	7,250,000
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,173,880
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,554,808
4,000,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	4,186,600

1,000,000	Long Island Power Authority	5.00%	09/01/2030	1,157,080
2,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	2,006,500
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,099,020
985,000	Lower Colorado River Texas Authority	5.50%	05/15/2036	1,004,680
5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	5,656,788
1,300,000	Massachusetts Health & Educational Facilities Authority#	5.75%	07/01/2023	1,300,000
1,600,000	Massachusetts Health & Educational Facilities Authority#	5.89%	07/01/2023	1,600,000
6,100,000	Massachusetts Health & Educational Facilities Authority#	4.35%	07/01/2023	6,100,000
150,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	150,368
1,160,000	Massachusetts Health & Educational Facilities Authority	6.25%	11/15/2032	1,190,821
1,200,000	Massachusetts Municipal Wholesale Electric Co.#	3.47%	07/01/2019	1,200,000
9,525,000	Massachusetts Port Authority#	4.15%	01/01/2031	9,525,000
4,275,000	Metropolitan Transportation Authority	5.00%	11/15/2025	4,690,787
2,140,000	Metropolitan Transportation Authority	6.50%	11/15/2028	2,152,005
1,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,009,060
6,135,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	6,379,602
4,700,000	Minneapolis/St. Paul Minnesota Housing & Redevelopment Authority#	2.90%	08/01/2027	4,700,000
1,670,000	Missouri State Environmental Improvement & Energy Resources Authority#	2.84%	09/01/2033	1,670,000
10,985,000	Missouri State Environmental Improvement & Energy Resources Authority#	2.91%	09/01/2033	10,985,000
3,565,000	Montgomery County Ohio	5.00%	05/01/2039	3,602,539
1,600,000	Mountain House California Public Financing Authority	5.00%	12/01/2027	1,603,728
2,565,000	Mountain House California Public Financing Authority	5.00%	12/01/2032	2,570,156
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	04/01/2029	1,069,780
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	1,149,055
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,859,620
1,250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,340,200
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,081,600
11,120,000	New York City Industrial Development Agency#	3.31%	10/01/2029	11,120,000
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,404,545
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	3,040,080
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,585,398
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,981,426
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,149,480
1,000,000	North Texas Tollway Authority	5.00%	01/01/2030	1,128,660
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,623,608
1,000,000	North Texas Tollway Authority	5.00%	01/01/2038	1,073,370
5,000,000	North Texas Tollway Authority	5.25%	01/01/2044	5,034,900
5,950,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	5,963,685
8,500,000	Orange County Florida Health Facilities Authority	5.00%	01/01/2039	8,556,270
3,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	4,197,501
1,250,000	Palm Beach County Florida Health Facilities Authority	5.00%	12/01/2031	1,348,063
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,110,320
1,535,000	Pennsylvania Economic Development Financing Authority	5.00%	11/01/2027	1,644,123
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,178,300
1,000,000	Pennsylvania Turnpike Commission	5.00%	12/01/2034	1,116,680
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	6,403,439
10,000,000	Pinellas County Florida Health Facilities Authority#	3.25%	11/15/2023	10,000,000
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,215,683
1,420,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	1,527,267
1,500,000	Public Finance Authority	2.63%	11/01/2025	1,443,870
1,500,000	Public Finance Authority^	5.00%	09/01/2030	1,559,025
3,500,000	Sacramento County California Sanitation Districts Financing Authority (3 Month LIBOR USD + 0.53%)	2.09%	12/01/2035	3,426,640
4,410,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	4,516,149
5,680,000	Seattle Washington Municipal Light & Power Revenue	4.00%	01/01/2030	6,145,078
4,365,000	Seattle Washington Municipal Light & Power Revenue	4.00%	01/01/2031	4,689,494
5,000,000	Seattle Washington Municipal Light & Power Revenue	4.00%	01/01/2035	5,240,150
2,250,000	St. Louis County Missouri Industrial Development Authority	5.00%	11/15/2041	2,291,693
6,600,000	St. Mary's, Kansas#	2.98%	04/15/2032	6,600,000
6,800,000	Syracuse New York Industrial Development Agency#	2.96%	12/01/2029	6,800,000
8,000,000	Texas Water Development Board	4.00%	10/15/2035	8,345,360
1,115,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,185,791
2,405,000	University of Connecticut	5.00%	03/15/2029	2,658,078
5,000,000	University of Houston Texas	5.00%	02/15/2027	5,781,750
5,000,000	Vermont Student Assistance Corp. (3 Month LIBOR USD + 3.00%)	5.32%	12/03/2035	5,213,450
5,755,000	Virginia Public Building Authority	4.00%	08/01/2036	6,046,203
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,220,200
5,800,000	Wamego, Kansas#	2.95%	04/15/2032	5,800,000
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,027,690
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,866,338

1,505,000	Washoe, County of Nevada	5.00%	02/01/2043	1,517,687
970,000	Wayne County Michigan Airport Authority	5.75%	12/01/2024	975,917
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,744,999
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,878,261
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	674,499
1,010,000	Yamhill County Oregon Hospital Authority	4.00%	11/15/2026	1,032,947
480,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2031	515,510
460,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2036	488,653
1,085,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2046	1,144,512
				445,138,166
Total Municipal Bonds (Cost $510,358,284)				507,838,182

Shares
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
23,827,350	First American Government Obligations Fund - Class Z, 1.94%*			23,827,350
Total Short-Term Investments (Cost $23,827,350)				23,827,350
Total Investments - 101.4% (Cost $534,185,634)				531,665,532
Liabilities in Excess of Other Assets - (1.4%)				(7,586,912)
NET ASSETS - 100.0%				$524,078,620

# Variable rate security. Rate disclosed is as of September 30, 2018.
* Annualized seven-day yield as of September 30, 2018.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2018, the value of these securities amounted to $17,727,263 or 3.4% of net assets.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$507,838,182	$-
Short-Term Investments	$23,827,350	$-	$-
Total Investments	$23,827,350	$507,838,182	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 97.5%
1,200,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	3.28%	03/16/2037	1,202,142
28,986	FHLMC PC, Pool# M3-0034	4.00%	12/01/2020	29,061
46,754	FHLMC PC, Pool# G8-0074	7.75%	12/17/2021	47,369
104,971	FHLMC PC, Pool# Z6-0016	5.50%	04/01/2023	111,859
3,314,685	FHLMC PC, Pool# G1-6375	6.00%	01/01/2024	3,438,580
23,763	FHLMC PC, Pool# G8-0294	6.20%	10/20/2027	24,717
56,936	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	57,104
987,142	FHLMC PC, Pool# J3-2643	3.50%	09/01/2030	993,942
64,235	FHLMC PC, Pool# N5-0056	6.50%	02/01/2031	67,386
330,213	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	342,298
16,944	FHLMC PC, Pool# G8-0285	9.00%	04/17/2031	18,470
67,293	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	74,459
36,996	FHLMC PC, Pool# P0-0023	6.50%	11/01/2032	39,043
266,596	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	276,034
135,969	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	3.95%	05/01/2033	142,394
186,191	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	203,264
388,628	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	402,833
72,229	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	4.17%	05/01/2035	75,818
246,679	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	259,249
104,948	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	111,482
1,359,489	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,361,164
1,029,199	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,051,714
166,187	FHLMC PC, Pool# A3-9555	5.50%	11/01/2035	181,457
44,242	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	4.10%	03/01/2036	46,725
658,813	FHLMC PC, Pool# G0-5935	6.00%	03/01/2036	729,625
49,391	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	4.19%	10/01/2036	51,836
110,953	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	117,761
173,180	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	3.82%	02/01/2037	180,532
211,436	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	224,506
233,408	FHLMC PC, Pool# B3-1917	5.10%	04/01/2037	245,827
124,673	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	132,285
32,151	FHLMC PC, Pool# A5-9109	7.50%	04/01/2037	35,641
243,680	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	256,687
84,373	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	88,900
184,300	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	195,614
102,952	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	4.61%	06/01/2037	108,775
178,887	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	188,347
101,136	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	106,518
58,192	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	61,725
79,499	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	83,732
239,805	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	252,431
54,712	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	3.53%	10/01/2037	57,270
279,279	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	296,463
88,980	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	93,690
152,297	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	161,706
370,154	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	390,282
119,750	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	126,108
178,178	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	189,281
1,007,660	FHLMC PC, Pool# A8-7915	5.00%	08/01/2039	1,076,828
193,890	FHLMC PC, Pool# G0-7053	5.00%	10/01/2039	207,147
898,737	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	992,487
647,928	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	659,479
576,752	FHLMC PC, Pool# Q2-6108	5.00%	05/01/2044	607,343
1,043,596	FHLMC PC, Pool# Q5-2011	4.00%	11/01/2047	1,057,333
1,041,705	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	1,117,380
4,089,153	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	148,425
15,521	FHLMC REMIC, Series 2516	5.50%	10/15/2022	16,059
3,596,439	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	151,826
69,171	FHLMC REMIC, Series 3571	4.00%	09/15/2024	69,935
61,074	FHLMC REMIC, Series 1843	7.00%	04/15/2026	65,128
1,259,507	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	129,095
200,663	FHLMC REMIC, Series 2517	5.50%	10/15/2032	204,969
479,382	FHLMC REMIC, Series 2890	5.00%	11/15/2034	506,827
598,852	FHLMC REMIC, Series 2986	5.00%	06/15/2035	636,226
485,481	FHLMC REMIC, Series 3150	5.50%	05/15/2036	526,997
251,255	FHLMC REMIC, Series 3294	5.50%	03/15/2037	268,416
1,794,690	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	215,166
1,836,618	FHLMC REMIC, Series 4015~	4.00%	11/15/2039	230,748
196,737	FHLMC REMIC, Series 3878	3.00%	04/15/2041	195,112
1,234,907	FHLMC REMIC, Series 4126~	3.50%	05/15/2041	151,879
4,085,019	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	789,646
1,450,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	1,403,463
1,006,859	FHLMC SCRTT, Series 2017-1 HAʭ	2.50%	01/25/2056	972,861
1,000,000	FHLMC SCRTT, Series 2017-1 M1#^<	4.00%	01/25/2056	985,500

1,786,160	FHLMC SCRTT, Series 2017-2 HAʭ	2.50%	08/25/2056	1,720,814
529,762	FHLMC WLST, Series 2017-SC02	3.50%	05/25/2047	526,532
1,461,068	FHMS, Series K-J13	2.06%	09/25/2021	1,444,503
1,580,935	FHMS, Series K-J18	2.46%	03/25/2022	1,551,205
485,790	FHMS, Series K-J09	2.02%	04/25/2022	474,209
16,043,387	FHMS, Series K-721#~	0.45%	08/25/2022	177,745
1,266,796	FHMS, Series K-J07	1.53%	09/25/2022	1,214,884
399,492	FHMS, Series K-J12	2.38%	04/25/2023	391,400
2,933,883	FHMS, Series K-J14	2.20%	11/25/2023	2,823,270
6,110,000	FHMS, Series K-725	3.00%	01/25/2024	6,045,315
30,948,000	FHMS, Series K-C02#~	0.37%	03/25/2024	601,109
4,915,000	FHMS, Series K-726	2.91%	04/25/2024	4,835,934
1,955,000	FHMS, Series K-728#	3.06%	08/25/2024	1,931,660
2,380,000	FHMS, Series K-040	3.24%	09/25/2024	2,375,770
2,198,761	FHMS, Series K-J17	2.40%	10/25/2024	2,132,033
3,000,000	FHMS, Series K-729	3.14%	10/25/2024	2,971,475
7,094,156	FHMS, Series K-055#~	1.50%	03/25/2026	593,593
6,720,474	FHMS, Series K-057#~	1.33%	07/25/2026	503,056
5,424,001	FHMS, Series K-058#~	1.06%	08/25/2026	330,263
4,070,513	FHMS, Series K-064#~	0.74%	03/25/2027	177,482
4,398,222	FHMS, Series K-W03#~	0.98%	06/25/2027	240,443
3,727,373	FHMS, Series Q-004#	2.78%	01/25/2046	3,727,145
1,850,150	FHMS, Series Q-007#	3.00%	10/25/2047	1,847,228
509	FNMA, Pool# 932309	5.00%	06/01/2019	514
38,259	FNMA, Pool# 773482	4.50%	08/01/2019	38,350
55,675	FNMA, Pool# 922791	6.50%	12/01/2021	56,163
35,290	FNMA, Pool# 965546	5.50%	01/01/2023	35,971
15,103	FNMA, Pool# 934900	5.50%	07/01/2024	15,218
6,168,711	FNMA, Pool# BM3006	6.00%	11/01/2024	6,392,671
98,541	FNMA, Pool# AL1081	5.00%	07/01/2025	100,123
62,689	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	3.87%	10/01/2025	62,469
126,145	FNMA, Pool# 356232	6.50%	01/01/2026	138,367
75,777	FNMA, Pool# 890591	4.50%	03/01/2026	78,402
48,957	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	4.65%	05/01/2026	49,352
4,231,520	FNMA, Pool# BM3352	2.55%	12/01/2026	3,990,481
72,196	FNMA, Pool# 356329 (1 Year CMT Rate + 2.64%)	4.01%	01/01/2027	73,444
831,715	FNMA, Pool# AN4845	3.45%	03/01/2027	825,683
1,027,413	FNMA, Pool# AN4848	3.45%	03/01/2027	1,015,869
48,695	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	3.98%	04/01/2027	49,494
51,687	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	4.29%	11/01/2027	52,180
1,120,000	FNMA, Pool# AN1710	2.87%	05/01/2028	1,058,833
2,463,023	FNMA, Pool# AM3724	3.08%	06/01/2028	2,373,078
2,000,000	FNMA, Pool# AN2738	2.39%	09/01/2028	1,814,329
884,900	FNMA, Pool# 957502	3.98%	07/01/2029	892,545
52,172	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	3.35%	11/01/2029	52,877
1,395,892	FNMA, Pool# AM8082	2.92%	02/01/2030	1,327,284
44,424	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	3.52%	09/01/2030	45,229
58,612	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	3.46%	02/01/2031	59,274
43,949	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	4.36%	07/01/2031	44,314
66,529	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	3.68%	08/01/2031	68,780
42,709	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	4.79%	09/01/2031	43,005
25,721	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	4.15%	03/01/2032	26,181
34,494	FNMA, Pool# 628837	6.50%	03/01/2032	37,844
45,065	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	4.15%	04/01/2032	46,555
45,431	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	4.55%	09/01/2032	45,791
55,228	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	4.27%	11/01/2032	55,546
59,753	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	4.76%	03/01/2033	59,961
128,809	FNMA, Pool# 687887	5.50%	03/01/2033	141,885
37,756	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.53%)	4.00%	07/01/2033	38,957
44,548	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	3.50%	11/01/2033	47,280
48,202	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.77%	11/01/2033	48,758
30,799	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	3.53%	12/01/2033	31,952
31,480	FNMA, Pool# 754767	6.50%	12/01/2033	34,520
414,020	FNMA, Pool# 725599	5.50%	01/01/2034	457,326
73,013	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	4.02%	02/01/2034	75,384
208,770	FNMA, Pool# 725205	5.00%	03/01/2034	222,157
180,986	FNMA, Pool# 774969 (1 Year CMT Rate + 2.20%)	4.08%	04/01/2034	186,859
131,247	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	4.46%	07/01/2034	133,867
32,287	FNMA, Pool# 789060 (12 Month LIBOR USD + 1.75%)	4.50%	07/01/2034	33,875
525,263	FNMA, Pool# 725690	6.00%	08/01/2034	578,579
430,021	FNMA, Pool# AD0163	6.00%	11/01/2034	473,778
526,588	FNMA, Pool# AM7615	3.63%	12/01/2034	522,935
102,970	FNMA, Pool# 995316	5.00%	12/01/2034	109,375
17,178	FNMA, Pool# 796283	5.50%	12/01/2034	18,511
123,097	FNMA, Pool# 735230	5.50%	02/01/2035	133,262
43,256	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	3.49%	03/01/2035	45,018
201,892	FNMA, Pool# AD0250	5.50%	04/01/2035	217,880
97,239	FNMA, Pool# 889829	5.00%	07/01/2035	103,318
50,990	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	4.56%	08/01/2035	53,591
134,610	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	4.29%	09/01/2035	141,526

60,029	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	3.52%	10/01/2035	60,266
147,956	FNMA, Pool# 842006	4.25%	10/01/2035	151,130
51,630	FNMA, Pool# 836335 (1 Year CMT Rate + 2.23%)	4.60%	10/01/2035	51,875
54,281	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	4.38%	11/01/2035	57,263
289,059	FNMA, Pool# 850232	4.25%	12/01/2035	295,360
8,373	FNMA, Pool# 848817	5.00%	01/01/2036	8,837
25,881	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.56%)	3.51%	03/01/2036	26,639
70,500	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	4.77%	03/01/2036	75,558
71,072	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.77%)	4.01%	04/01/2036	74,859
70,896	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	3.91%	05/01/2036	73,438
49,812	FNMA, Pool# 745626 (1 Year CMT Rate + 2.10%)	4.10%	05/01/2036	51,570
41,864	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.71%)	4.43%	06/01/2036	43,949
34,893	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.77%)	4.52%	07/01/2036	36,762
499,196	FNMA, Pool# 896838	5.45%	07/01/2036	524,714
126,004	FNMA, Pool# AD0766	7.00%	08/01/2036	142,902
599,775	FNMA, Pool# 995026	6.00%	09/01/2036	660,567
186,891	FNMA, Pool# 745818	6.50%	09/01/2036	205,375
173,724	FNMA, Pool# 894270 (1 Year CMT Rate + 2.50%)	3.75%	10/01/2036	175,157
29,289	FNMA, Pool# 905193 (12 Month LIBOR USD + 1.99%)	3.74%	11/01/2036	30,097
86,504	FNMA, Pool# 902770	5.38%	11/01/2036	91,968
108,716	FNMA, Pool# 745959	5.50%	11/01/2036	117,373
127,929	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	3.25%	01/01/2037	130,506
38,500	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.72%)	3.73%	03/01/2037	40,284
48,592	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.57%)	3.48%	04/01/2037	51,550
71,289	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	4.26%	05/01/2037	74,461
138,902	FNMA, Pool# 888418	5.50%	05/01/2037	153,257
96,006	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.09%)	3.59%	08/01/2037	97,913
165,220	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	4.45%	08/01/2037	164,675
64,643	FNMA, Pool# 953988	5.38%	08/01/2037	65,870
147,657	FNMA, Pool# 995024	5.50%	08/01/2037	159,554
64,588	FNMA, Pool# 946403 (1 Year CMT Rate + 2.32%)	4.44%	09/01/2037	64,684
69,339	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	4.51%	09/01/2037	73,279
240,017	FNMA, Pool# 955233	6.50%	12/01/2037	267,644
871,502	FNMA, Pool# AD0555	5.50%	02/01/2038	941,889
101,880	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.25%)	3.41%	04/01/2038	104,465
16,696	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	4.47%	05/01/2038	17,564
194,505	FNMA, Pool# AL1543	5.50%	12/01/2038	210,213
116,827	FNMA, Pool# 930507	6.50%	02/01/2039	125,641
3,497,500	FNMA, Pool# AS2249	4.00%	04/01/2039	3,559,977
446,753	FNMA, Pool# AD0427	5.50%	10/01/2039	487,078
575,646	FNMA, Pool# AD0941	5.50%	04/01/2040	630,603
11,992	FNMA, Pool# AI1170	5.00%	04/01/2041	12,766
5,200,364	FNMA, Pool# BM3797	6.00%	07/01/2041	5,729,973
3,275,247	FNMA, Pool# BM4143	6.00%	07/01/2041	3,609,272
302,469	FNMA, Pool# AL2903	5.50%	09/01/2041	333,949
11,232	FNMA, Pool# AR1150	3.00%	01/01/2043	10,853
868,005	FNMA, Pool# BC1738	4.50%	09/01/2043	900,819
1,602,747	FNMA, Pool# AU6230	5.00%	09/01/2043	1,693,599
776,166	FNMA, Pool# AS1429	4.00%	12/01/2043	786,892
611,639	FNMA, Pool# AV7739	4.00%	01/01/2044	623,511
1,973,895	FNMA, Pool# BC1737	4.00%	01/01/2044	2,009,116
823,706	FNMA, Pool# AW6485	4.00%	06/01/2044	838,255
962,180	FNMA, Pool# AY0382	4.00%	11/01/2044	960,836
738,414	FNMA, Pool# AW9534	4.00%	03/01/2045	752,502
912,743	FNMA, Pool# AZ4154	4.00%	06/01/2045	927,133
3,287,836	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,326,785
1,387,332	FNMA, Pool# BA3674	4.50%	10/01/2045	1,442,436
1,545,957	FNMA, Pool# BA5587	4.00%	01/01/2046	1,569,394
1,056,530	FNMA, Pool# BC1231	4.00%	02/01/2046	1,072,060
796,210	FNMA, Pool# BC6366	4.50%	02/01/2046	829,323
756,757	FNMA, Pool# BD1241	4.50%	05/01/2046	782,961
1,456,355	FNMA, Pool# BD1026	4.00%	06/01/2046	1,473,309
1,642,011	FNMA, Pool# BD5189	4.50%	07/01/2046	1,702,830
1,003,820	FNMA, Pool# BD8599	4.50%	11/01/2046	1,049,479
1,140,470	FNMA, Pool# BD3988	4.00%	02/01/2047	1,153,664
1,164,399	FNMA, Pool# BE8875	4.00%	03/01/2047	1,177,118
625,178	FNMA, Pool# BH0264	4.50%	03/01/2047	645,861
1,490,344	FNMA, Pool# BD3994	4.00%	04/01/2047	1,507,509
1,082,545	FNMA, Pool# BH0073	4.00%	04/01/2047	1,096,748
1,136,423	FNMA, Pool# BD3998	4.00%	05/01/2047	1,151,335
1,061,458	FNMA, Pool# BD3999	4.50%	05/01/2047	1,096,329
1,145,002	FNMA, Pool# BD4003	4.00%	06/01/2047	1,161,038
1,112,974	FNMA, Pool# BD4009	4.00%	07/01/2047	1,142,228
1,068,212	FNMA, Pool# BD4010	4.00%	07/01/2047	1,094,414
1,095,317	FNMA, Pool# BH3574	4.00%	07/01/2047	1,109,711
775,244	FNMA, Pool# BJ1740	4.50%	10/01/2047	800,623
803,954	FNMA, Pool# BD4041	4.00%	11/01/2047	817,510
1,373,918	FNMA, Pool# BJ1991	4.00%	11/01/2047	1,392,029
1,180,960	FNMA, Pool# BH7686	4.50%	12/01/2047	1,219,620
1,488,494	FNMA, Pool# BJ8287	4.50%	01/01/2048	1,547,718

1,038,989	FNMA, Pool# BJ4035	4.50%	02/01/2048	1,079,373
994,384	FNMA, Pool# AN8989	4.07%	04/01/2048	962,198
687,097	FNMA, Pool# BJ4050	4.50%	05/01/2048	715,898
1,057,210	FNMA, Pool# BJ4051	4.50%	05/01/2048	1,103,196
687,813	FNMA, Pool# BJ4052	4.50%	05/01/2048	716,618
976,881	FNMA, Pool# BK5105	5.50%	05/01/2048	1,054,165
1,059,303	FNMA, Pool# BJ4054	4.00%	06/01/2048	1,075,945
1,275,923	FNMA, Pool# BJ4057	4.50%	06/01/2048	1,322,949
706,892	FNMA, Pool# BK8032	5.50%	06/01/2048	762,816
749,347	FNMA, Pool# BJ4060	4.50%	07/01/2048	780,954
838,842	FNMA, Pool# BJ4062	4.50%	07/01/2048	870,667
967,441	FNMA, Pool# BJ4061	4.50%	07/01/2048	1,009,216
1,603,683	FNMA, Pool# BJ4067	4.50%	08/01/2048	1,667,245
637,387	FNMA, Pool# BN0202	5.50%	09/01/2048	687,815
13	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	13
23	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	24
60,532	FNMA REMIC Trust, Series 1990-116	9.00%	10/25/2020	62,880
56,604	FNMA REMIC Trust, Series 1991-136	7.50%	10/25/2021	59,027
2,815	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	2,788
129,821	FNMA REMIC Trust, Series 2002-16	6.00%	04/25/2022	134,479
145,127	FNMA REMIC Trust, Series 1996-23	6.50%	07/25/2026	158,708
1,498,335	FNMA REMIC Trust, Series 2017-T1	2.90%	06/25/2027	1,422,489
1,705,000	FNMA REMIC Trust, Series 2017-M13#	3.04%	09/25/2027	1,623,257
2,623,042	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	201,551
1,980,530	FNMA REMIC Trust, Series 2018-M2#	2.90%	01/25/2028	1,933,600
188,951	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	17,292
1,625,000	FNMA REMIC Trust, Series 2018-M8#	3.44%	06/25/2028	1,589,315
958,565	FNMA REMIC Trust, Series 2016-M10	2.10%	07/25/2028	893,546
121,781	FNMA REMIC Trust, Series 2009-60	5.00%	08/25/2029	126,937
2,738,766	FNMA REMIC Trust, Series 2018-M3#	3.09%	02/25/2030	2,676,758
2,484,766	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	289,421
7,271,590	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	519,660
332,209	FNMA REMIC Trust, Series 2001-80	6.00%	01/25/2032	347,831
5,852,031	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	499,695
341,223	FNMA REMIC Trust, Series 2006-M2#	5.27%	10/25/2032	361,927
713,854	FNMA REMIC Trust, Series 2003-71	5.50%	08/25/2033	771,867
2,733,349	FNMA REMIC Trust, Series 2005-73	5.50%	08/25/2035	2,969,017
90,119	FNMA REMIC Trust, Series 2012-30	3.00%	08/25/2036	88,998
946,962	FNMA REMIC Trust, Series 2006-112	5.50%	11/25/2036	1,021,740
57,168	FNMA REMIC Trust, Series 2009-103#	4.28%	12/25/2039	61,180
654,798	FNMA REMIC Trust, Series 2010-43	5.50%	05/25/2040	707,672
2,734,104	FNMA REMIC Trust, Series 2012-65	5.00%	07/25/2040	2,903,578
356,666	FNMA REMIC Trust, Series 2011-52	5.00%	06/25/2041	377,620
245,179	FNMA REMIC Trust, Series 2012-10 (1 Month LIBOR USD + 0.55%)	2.77%	02/25/2042	247,782
1,412,326	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	201,351
1,160,652	FNMA REMIC Trust, Series 2012-99~	4.50%	05/25/2042	206,237
12,129	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	12,211
4,241	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	4,374
25,446	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	26,104
14,171	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	14,432
16,532	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	17,117
1,108,062	FNMA REMIC Trust, Series 2015-40~	4.50%	03/25/2045	267,326
19,500,000	FNMA, 2.5%, Due TBA October	2.50%	10/15/2033	18,814,722
16,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2033	15,802,765
10,000,000	FNMA, 3.5%, Due TBA October	3.50%	10/15/2033	10,051,172
12,000,000	FNMA, 4.5%, Due TBA October	4.50%	10/15/2048	12,380,228
12,000,000	FNMA, 5.0%, Due TBA October	5.00%	10/15/2048	12,598,193
2,250,000	FREMF Mortgage Trust, Series 2017-K725 B#^	4.01%	02/25/2024	2,209,567
1,950,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.80%	11/25/2024	1,889,702
310,000	FREMF Mortgage Trust, Series 2015-K44#^	3.81%	01/25/2048	301,101
800,000	FREMF Mortgage Trust, Series 2015-K49#^	3.85%	10/25/2048	775,082
85,611	GNMA, Pool# 782602X	5.00%	09/15/2022	89,214
4,580	GNMA, Pool# 780576X	7.00%	12/15/2022	4,863
53,643	GNMA, Pool# 672701X	4.00%	05/15/2023	54,722
50,407	GNMA, Pool# 782396X	6.00%	09/15/2023	52,693
43,720	GNMA, Pool# 004295M	6.00%	10/20/2023	44,359
349,568	GNMA, Pool# 783374X	5.50%	04/15/2024	361,982
21,826	GNMA, Pool# 710732X	4.50%	08/15/2024	22,756
428,035	GNMA, Pool# 728160X	5.25%	11/15/2024	457,545
20,978	GNMA, Pool# 723460X	4.00%	12/15/2024	21,416
343,220	GNMA, Pool# 005247M	3.50%	11/20/2026	342,187
8,587	GNMA, Pool# 487110X	6.50%	04/15/2029	9,428
476,697	GNMA, Pool# 589694X	4.50%	08/15/2029	497,394
138,245	GNMA, Pool# 728157X	3.75%	11/15/2029	139,766
4,631	GNMA, Pool# 571166X	7.00%	08/15/2031	4,712
474,568	GNMA, Pool# 770225C	4.25%	08/20/2031	492,914
652,554	GNMA, Pool# 003160M	6.00%	11/20/2031	712,170
1,743,175	GNMA, Pool# 752099X	3.50%	12/15/2032	1,754,674
337,934	GNMA, Pool# 758872X	3.00%	03/15/2033	329,057
2,024,886	GNMA, Pool# 711773C	3.50%	06/20/2033	2,014,814

1,037,625	GNMA, Pool# 711788C	3.50%	07/20/2033	1,032,463
915,300	GNMA, Pool# 003489M	6.00%	12/20/2033	1,008,981
405,073	GNMA, Pool# 770226C	4.75%	09/20/2036	424,940
8,822	GNMA, Pool# 646058X	6.00%	11/15/2037	9,538
441,660	GNMA, Pool# 767055X	3.00%	05/15/2038	431,615
538,683	GNMA, Pool# 763853X	3.00%	07/15/2038	525,807
100,084	GNMA, Pool# 706295C	5.10%	12/20/2038	104,917
6,721	GNMA REMIC Trust, Series 2012-03	3.00%	01/16/2027	6,671
884,774	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	67,340
171	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	172
129,822	GNMA REMIC Trust, Series 2003-94	4.00%	04/16/2033	132,538
1,952,905	GNMA REMIC Trust, Series 2006-47	5.00%	08/16/2036	2,058,752
174,499	GNMA REMIC Trust, Series 2006-40	6.00%	08/20/2036	187,108
902,201	GNMA REMIC Trust, Series 2012-52#	6.15%	04/20/2038	999,572
1,316,074	GNMA REMIC Trust, Series 2011-2#	5.46%	03/20/2039	1,412,169
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	533,959
595,781	GNMA REMIC Trust, Series 2016-112#	7.14%	12/20/2040	673,510
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	667,434
490,337	GNMA REMIC Trust, Series 2011-121 (1 Month LIBOR USD + 0.40%)	2.56%	03/16/2043	489,576
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	708,483
4,715,302	GNMA REMIC Trust, Series 2014-135 I0#~	0.83%	01/16/2056	248,531
4,505,607	GNMA REMIC Trust, Series 2015-172 I0#~	0.90%	03/16/2057	277,802
6,264,509	GNMA REMIC Trust, Series 2016-40 I0#~	0.77%	07/16/2057	349,625
5,109,670	GNMA REMIC Trust, Series 2016-56 I0#~	0.97%	11/16/2057	355,809
6,055,127	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	443,525
1,230,000	MAD Mortgage Trust, Series 2017-330M B#^	3.48%	08/17/2034	1,191,510
750,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.16%	11/15/2034	750,208
550,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2034	550,848
Total Mortgage Backed Securities (Cost $292,531,211)				287,263,953

Asset Backed Securities - 18.4%
1,200,000	Apidos CLO XXII, Series 2015-22A C (3 Month LIBOR USD + 3.80%)^	6.15%	10/20/2027	1,200,683
438,299	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	428,519
1,500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 2.00%)^	4.35%	04/20/2027	1,501,178
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A CR (3 Month LIBOR USD + 2.25%)^	4.59%	04/27/2027	1,992,482
1,500,000	CIFC Funding 2014-IV, Ltd., Series 2014-4A B1R (3 Month LIBOR USD + 1.90%)^	4.24%	10/19/2026	1,500,244
1,000,000	CIFC Funding 2014-V, Ltd., Series 2014-5A CR (3 Month LIBOR USD + 2.70%)^	5.04%	01/19/2027	1,000,659
586,495	Colony Starwood Homes Trust, Series 2016-2A A (1 Month LIBOR USD + 1.25%)^	3.41%	12/19/2033	588,091
478,868	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	484,571
539,157	Continental Airlines Trust, Series 2000-1 A-1<	8.05%	05/01/2022	559,698
900,000	CPS Auto Receivables Trust, Series 2016-C E^	8.39%	09/15/2023	963,627
600,000	Dell Equipment Finance Trust, Series 2018-1 D^	3.85%	06/24/2024	599,461
3,000,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	2,988,921
945,000	Drive Auto Receivables Trust, Series 2018-2 D	4.14%	08/15/2024	949,177
1,600,000	Drive Auto Receivables Trust, Series 2018-3 D	4.30%	09/16/2024	1,613,774
1,000,000	Drive Auto Receivables Trust, Series 2018-4 D	4.09%	01/15/2026	1,003,745
2,200,000	DT Auto Owner Trust, Series 2017-4A D^	3.47%	07/17/2023	2,191,255
2,500,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	2,494,358
1,000,000	DT Auto Owner Trust, Series 2018-2A C^	3.67%	03/15/2024	1,000,767
1,500,000	DT Auto Owner Trust, Series 2017-3A E^	5.60%	08/15/2024	1,521,238
660,000	Exeter Automobile Receivables Trust, Series 2016-3A C^	4.22%	06/15/2022	668,243
138,638	Federal Express Corp., Series 1998-1<	6.72%	07/15/2023	144,877
3,000,000	Highbridge Loan Management, Ltd., Series 2015-7A DR (3 Month LIBOR USD + 2.40%)^	4.71%	03/15/2027	2,944,035
900,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	3.31%	12/19/2036	903,745
600,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.61%	12/19/2036	603,337
600,000	Invitation Homes Trust, Series 2018-SFR2 C (1 Month LIBOR USD + 1.28%)^	3.44%	06/18/2037	601,841
1,000,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.09%	07/25/2029	1,011,059
750,000	Magnetite IX, Ltd., Series 2014-9A CR (3 Month LIBOR USD + 3.10%)^	5.44%	07/25/2026	750,208
236,316	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	228,426
1,600,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.50%	10/18/2030	1,602,680
1,000,000	Octagon Investment Partners XXI, Ltd., Series 2014-1A C (3 Month LIBOR USD + 3.65%)^	5.97%	11/14/2026	1,002,378
700,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	697,986
500,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	498,765
500,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	499,307
485,719	Orange Lake Timeshare Trust, Series 2018-A B^	3.35%	11/08/2030	479,648
36,528	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	3.86%	07/15/2020	36,648
8,600	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.56%	11/15/2019	8,611
243,518	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.93%	05/11/2020	243,813
390,564	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.78%	11/10/2020	391,272
1,030,000	Progress Residential Trust, Series 2016-SFR2 C (1 Month LIBOR USD + 2.20%)^	4.36%	01/20/2034	1,034,823
600,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	589,679
600,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/17/2035	589,989
3,110,000	Santander Drive Auto Receivables Trust, Series 2017-1 E^	5.05%	07/15/2024	3,187,129
393,726	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	388,293
329,199	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	322,876
1,000,000	Sound Point CLO XII, Ltd., Series 2016-2A D (3 Month LIBOR USD + 4.25%)^	6.60%	10/20/2028	1,000,832
500,000	Symphony CLO XIV, Ltd., Series 2014-14A D2 (3 Month LIBOR USD + 3.60%)^	5.94%	07/14/2026	500,083
44,998	U.S. Airways Pass Through Trust, Series 1999-1 A<	8.36%	07/20/2020	44,998
82,405	Welk Resorts LLC, Series 2015-AA A^	2.79%	06/15/2031	80,746
819,381	Westgate Resorts LLC, Series 2018-1A B^	3.58%	12/20/2031	812,704

1,092,508	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	1,088,790
2,980,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	2,957,835
650,000	Westlake Automobile Receivables Trust, Series 2018-3A D^	4.00%	10/16/2023	650,618
1,000,000	Westlake Automobile Receivables Trust, Series 2018-2A D^	4.00%	01/16/2024	1,000,438
2,000,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	2,006,246
Total Asset Backed Securities (Cost $54,321,199)				54,155,406

Municipal Bonds - 3.4%
2,700,000	District of Columbia#	5.71%	08/01/2038	2,686,608
1,200,000	District of Columbia#	6.17%	08/01/2038	1,194,048
450,000	Landis Sewage Authority#	5.25%	09/19/2019	450,000
1,590,000	Maryland Community Development Administration	3.24%	09/01/2048	1,568,312
1,000,000	Massachusetts Port Authority#	4.15%	01/01/2031	1,000,000
3,000,000	Mosaic District Community Development Authority	7.25%	03/01/2036	3,169,650
Total Municipal Bonds (Cost $9,754,065)				10,068,618

Corporate Bonds & Notes - 0.5%
1,500,000	Outfront Media Capital LLC	5.88%	03/15/2025	1,520,625
Total Corporate Bonds & Notes (Cost $1,518,883)				1,520,625

Preferred Stocks - 0.4%
15,000	AGNC Investment Corp., Series B, 7.75%			382,800
2,768	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			71,913
25,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 3/31/2023, then 3 Month LIBOR USD + 4.17%)			604,750
Total Preferred Stocks (Cost $1,060,559)				1,059,463

Shares/ Par Value
Short-Term Investments - 4.0%
Money Market Funds - 3.8%
11,036,954	First American Government Obligations Fund - Class Z, 1.94%*			11,036,954

U.S. Treasury Bills - 0.2%
700,000	United States Treasury Bill†			698,793
Total Short-Term Investments (Cost $11,735,747)				11,735,747
Total Investments - 124.2% (Cost $370,921,664)				365,803,812
Liabilities in Excess of Other Assets - (24.2)%				(71,217,659)
NET ASSETS - 100.0%				$294,586,153

# Variable rate security. Rate disclosed is as of September 30, 2018.
ʭ Step bond; the interest rate shown is the rate in effect as of September 30, 2018.
^Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2018, the value of these securities amounted to $57,624,768 or 19.6% of net assets.

< These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees.
~ Interest Only Security
†This security is pledged or segregated as collateral in connection with open futures contracts or TBA positions.
*Annualized seven-day yield as of September 30, 2018.

Futures Contracts - Long
The Mortgage Securities Fund had the following open long futures contracts as of September 30, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures	150	12/19/2018	$21,567,911	$21,075,000	$(492,911)
U.S. Treasury Ultra Bond Futures	25	12/19/2018	3,969,067	3,857,031	(112,036)
U.S. Treasury 10-Year Ultra Bond Futures	110	12/19/2018	14,054,743	13,860,000	(194,743)
			$39,591,721	$38,792,031	$(799,690)

Futures Contracts - Short
The Mortgage Securities Fund had the following open short futures contracts as of September 30, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	(230)	12/31/2018	$(48,608,000)	$(48,468,907)	$139,093
U.S. Treasury 5-Year Note Futures	(190)	12/31/2018	(21,534,644)	(21,370,547)	164,097
U.S. Treasury 10-Year Note Futures	(100)	12/19/2018	(12,012,023)	(11,878,125)	133,898
			$(82,154,667)	$(81,717,579)	$437,088

There is no variation margin due to or from the fund as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$-	$286,278,453	$985,500
Asset Backed Securities	$-	$53,405,833	$749,573
Municipal Bonds	$-	$10,068,618	$-
Corporate Bonds & Notes	$-	$1,520,625	$-
Preferred Stocks	$1,059,463	$-	$-
Short-Term Investments	$11,036,954	$698,793	$-
Total Investments	$12,096,417	$351,972,322	$1,735,073
Futures Contracts - Long*	$(799,690)	$-	$-
Futures Contracts - Short*	$437,088	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.2%
Austria - 0.5%
157,027	Porr AG	4,649,060
Belgium - 2.5%
245,887	UCB S.A.	22,096,356
Denmark - 3.8%
40,842	ALK-Abello A/S*	6,816,407
262,689	DSV A/S	23,870,709
335,454	Spar Nord Bank A/S	3,110,783
		33,797,899
Finland - 4.3%
408,016	Kone OYJ	21,779,370
212,366	Nokian Renkaat OYJ	8,692,520
151,904	Sampo OYJ	7,860,876
		38,332,766
France - 12.6%
105,800	Capgemini SE	13,319,980
717,747	Elior Group S.A.	11,114,196
958,252	Elis S.A.	22,561,509
384,177	Legrand S.A.	28,012,715
52,821	L'Oreal S.A.	12,734,456
122,784	Pernod Ricard S.A.	20,137,503
25,941	Virbac S.A.*	4,310,278
27,964	Worldline S.A.*	1,790,523
		113,981,160
Germany - 12.7%
48,760	Adidas AG	11,924,716
139,671	Beiersdorf AG	15,744,171
255,380	Brenntag AG	15,749,650
543,511	Infineon Technologies AG	12,368,053
265,481	Merck KGaA	27,429,659
240,664	Siemens Healthineers AG*	10,583,136
317,721	United Internet AG	15,021,801
65,325	Washtec AG	5,732,772
		114,553,958
Italy - 0.4%
36,662	DiaSorin S.p.A.	3,853,506
Netherlands - 7.3%
263,938	Heineken NV	24,770,729
1,511,733	ING Groep NV	19,620,920
390,580	Unilever NV	21,725,929
		66,117,578
Portugal - 1.0%
614,442	Jeronimo Martins SGPS S.A.	9,056,658
Spain - 1.0%
121,925	Almirall S.A.	2,446,449
84,592	Viscofan S.A.	6,160,990
		8,607,439
Sweden - 11.1%
616,057	Alfa Laval AB	16,669,469
1,195,495	Assa Abloy AB	23,962,369
591,047	Atlas Copco AB	16,997,447
1,440,707	Cloetta AB	4,447,401
2,133,633	Epiroc AB*	23,839,341
708,505	Trelleborg AB	14,416,966
		100,332,993

Switzerland - 14.2%
634	BELIMO Holding AG	3,033,045
302,851	Cie Financiere Richemont S.A.	24,691,539
42,677	Geberit AG	19,808,175
7,457	INFICON Holding AG*	3,809,634
487,396	Julius Baer Group, Ltd.*	24,358,164
98,937	Kuehne & Nagel International AG	15,698,850
379	LEM Holding S.A.	446,654
2,291,387	UBS Group AG*	36,177,872
		128,023,933
United Kingdom - 25.8%
393,299	Bunzl PLC	12,364,670
1,166,095	Compass Group PLC	25,926,305
249,082	Diploma PLC	4,591,032
1,961,490	Electrocomponents PLC	18,350,025
400,988	Halma PLC	7,549,387
440,267	IMI PLC	6,285,338
664,051	Jardine Lloyd Thompson Group PLC	16,386,413
1,059,499	Prudential PLC	24,292,377
447,975	Reckitt Benckiser Group PLC	40,922,749
3,988,087	Rentokil Initial PLC	16,521,644
1,487,547	Smith & Nephew PLC	27,139,927
465,941	Smiths Group PLC	9,072,015
129,422	Spirax-Sarco Engineering PLC	12,295,430
460,231	SSP Group PLC	4,346,386
231,563	WH Smith PLC	6,217,494
		232,261,192
Total Common Stocks (Cost $718,340,230)		875,664,498

Preferred Stocks - 0.7%
Germany - 0.7%
111,638	Fuchs Petrolub SE	6,229,721
Total Preferred Stocks (Cost $4,869,723)		6,229,721

Short-Term Investments - 1.5%
Money Market Funds - 1.5%
13,860,383	First American Government Obligations Fund - Class Z, 1.94%#	13,860,383
Total Short-Term Investments (Cost $13,860,383)		13,860,383
Total Investments - 99.4% (Cost $737,070,336)		895,754,602
Other Assets in Excess of Liabilities - 0.6%		5,668,767
NET ASSETS - 100.0%		$901,423,369

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks:
Austria	$4,649,060	$-	$-
Belgium	$-	$22,096,356	$-
Denmark	$-	$33,797,899	$-
Finland	$-	$38,332,766	$-
France	$-	$113,981,160	$-
Germany	$10,583,136	$103,970,822	$-
Italy	$-	$3,853,506	$-
Netherlands	$-	$66,117,578	$-
Portugal	$-	$9,056,658	$-
Spain	$-	$8,607,439	$-
Sweden	$23,839,341	$76,493,652	$-
Switzerland	$3,033,045	$124,990,888	$-
United Kingdom	$-	$232,261,192	$-
Preferred Stocks	$-	$6,229,721	$-
Short-Term Investments	$13,860,383	$-	$-
Total Investments	$55,964,965	$839,789,637	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.9%
Japan - 95.9%
Communication Services - 8.0%
163,870	Avex, Inc.	2,337,253
475,067	DeNA Co., Ltd.	8,388,805
88,300	DIP Corp.	2,135,293
118,875	Fuji Media Holdings, Inc.	2,115,860
483,910	GREE, Inc.	2,282,759
97,118	KDDI Corp.	2,679,170
250,344	Nexon Co., Ltd.*	3,272,374
232,058	Nippon Telegraph & Telephone Corp.	10,472,857
406,343	Nippon Television Holdings, Inc.	7,038,953
27,810	SoftBank Group Corp.	2,778,207
68,610	TV Asahi Holdings Corp.	1,318,625
2,527,730	Yahoo! Japan Corp.	9,077,432
		53,897,588
Consumer Discretionary - 21.4%
54,800	Adastria Co., Ltd.	732,137
115,760	Aisan Industry Co., Ltd.	1,006,546
34,974	Altech Corp.	786,317
143,898	ASKUL Corp.	4,321,015
50,319	Bandai Namco Holdings, Inc.	1,954,937
33,000	BayCurrent Consulting, Inc.	918,382
50,460	Benesse Holdings, Inc.	1,436,873
65,129	Bridgestone Corp.	2,461,452
65,400	Canon Marketing Japan, Inc.	1,387,525
133,200	DaikyoNishikawa Corp.	1,539,919
74,700	Exedy Corp.	2,475,835
299,245	Fujitsu General, Ltd.	5,021,198
199,890	Funai Electric Co., Ltd.*	1,157,806
38,070	Gendai Agency, Inc.	174,430
82,700	H2O Retailing Corp.	1,360,532
344,530	Honda Motor Co., Ltd.	10,375,955
73,010	Honeys Holdings Co., Ltd.	656,593
135,300	IDOM, Inc.	458,277
87,700	IJT Technology Holdings Co., Ltd.	579,191
172,487	Isuzu Motors, Ltd.	2,719,178
71,600	JAC Recruitment Co., Ltd.	1,638,240
149,340	Keihin Corp.	3,090,244
115,700	K's Holdings Corp.	1,399,107
102,316	Kyoritsu Maintenance Co., Ltd.	4,323,075
84,501	Marui Group Co., Ltd.	2,084,966
77,165	NGK Spark Plug Co., Ltd.	2,249,328
143,080	Nikon Corp.	2,688,661
215,376	Nishimatsuya Chain Co., Ltd.	2,164,602
230,182	Nissan Motor Co., Ltd.	2,153,936
134,839	Nissin Kogyo Co., Ltd.	2,270,360
217,850	NOK Corp.	3,739,443
97,989	Pacific Industrial Co., Ltd.	1,623,819
53,490	PAL Group Holdings Co., Ltd.	1,344,288
1,962,860	Pioneer Corp.*	2,003,582
169,752	Prestige International, Inc.	2,030,874

26,350	Proto Corp.	371,802
38,100	Raksul, Inc.*	1,212,212
55,630	Sankyo Co., Ltd.	2,176,208
77,590	Sanyo Shokai, Ltd.	1,515,409
73,266	Seiren Co., Ltd.	1,241,843
113,449	Sekisui Chemical Co., Ltd.	2,092,117
17,101	Seria Co., Ltd.	604,175
42,096	Shimamura Co., Ltd.	3,993,165
56,500	Strike Co., Ltd.	1,912,415
599,558	Sumitomo Electric Industries, Ltd.	9,408,067
166,040	Sumitomo Riko Co., Ltd.	1,676,613
36,718	Suzuki Motor Corp.	2,104,351
262,084	Tokai Rika Co., Ltd.	5,540,361
17,328	Token Corp.	1,135,692
772,268	Toyo Tire & Rubber Co., Ltd.	13,920,359
150,700	Toyoda Gosei Co., Ltd.	3,721,729
51,596	Toyota Industries Corp.	3,053,822
27,100	Unipres Corp.	526,968
43,800	United Arrows, Ltd.	1,863,575
132,150	XEBIO Holdings Co., Ltd.	1,927,002
152,803	Yamaha Motor Co., Ltd.	4,285,030
46,600	Yume No Machi Souzou Iinkai Co., Ltd.	1,500,214
72,000	Zojirushi Corp.	1,017,951
		143,129,703
Consumer Staples - 4.6%
14,200	Ain Holdings, Inc.	1,145,873
233,674	Ajinomoto Co., Inc.	4,014,025
75,893	Asahi Group Holdings, Ltd.	3,292,790
21,700	BELC Co., Ltd.	1,175,003
49,390	Cawachi, Ltd.	1,003,980
30,900	Ci:z Holdings Co., Ltd.	1,143,181
21,688	Cocokara Fine, Inc.	1,391,268
30,813	Ezaki Glico Co., Ltd.	1,514,257
311,700	Itoham Yonekyu Holdings, Inc.	2,150,409
300,362	Japan Tobacco, Inc.	7,843,444
14,200	Kobe Bussan Co., Ltd.	807,358
108,136	Seven & I Holdings Co., Ltd.	4,821,236
37,000	Warabeya Nichiyo Holdings Co., Ltd.	654,260
		30,957,084
Energy - 1.5%
31,870	Cosmo Energy Holdings Co., Ltd.	1,312,293
451,117	Inpex Corp.	5,636,506
135,470	Japan Petroleum Exploration Co., Ltd.	3,113,432
		10,062,231
Financials - 14.3%
794,758	Acom Co., Ltd.	3,204,156
25,327	Bank of Kyoto, Ltd.	1,321,985
285,090	Dai-ichi Life Holdings, Inc.	5,942,789
131,080	Ichiyoshi Securities Co., Ltd.	1,362,182
31,000	JAFCO Co., Ltd.	1,205,026
22,900	M&A Capital Partners Co., Ltd.*	1,383,731
3,788,756	Mitsubishi UFJ Financial Group, Inc.	23,538,378
4,769,670	Mizuho Financial Group, Inc.	8,312,592
93,394	MS&AD Insurance Group Holdings, Inc.	3,119,731
247,266	San-In Godo Bank, Ltd.	2,171,346
150,393	Sony Financial Holdings, Inc.	3,316,478
241,370	Sumitomo Mitsui Financial Group, Inc.	9,713,662
190,422	Sumitomo Mitsui Trust Holdings, Inc.	7,835,193

543,080	T&D Holdings, Inc.	8,968,740
263,230	Tochigi Bank, Ltd.	880,463
172,153	Tokio Marine Holdings, Inc.	8,546,293
54,730	Tokyo Kiraboshi Financial Group, Inc.	1,166,270
86,909	Zenkoku Hosho Co., Ltd.	3,472,836
		95,461,851
Health Care - 4.9%
54,200	Asahi Intecc Co., Ltd.	2,363,374
39,370	CMIC Holdings Co., Ltd.	793,796
46,260	Eisai Co., Ltd.	4,506,521
71,500	EPS Holdings, Inc.	1,523,752
72,915	Japan Lifeline Co., Ltd.	1,541,378
55,900	Nippon Shinyaku Co., Ltd.	3,667,146
482,603	Nipro Corp.	6,602,842
156,217	ONO Pharmaceutical Co., Ltd.	4,421,955
168,270	Takeda Pharmaceutical Co., Ltd.	7,194,897
		32,615,661
Industrials - 18.3%
24,483	Aeon Delight Co., Ltd.	893,491
202,240	Amada Holdings Co., Ltd.	2,159,249
361,760	Chiyoda Corp.	2,944,637
76,700	Daiseki Co., Ltd.	2,117,259
134,400	DMG Mori Co., Ltd.	2,244,811
27,600	Furukawa Electric Co., Ltd.	918,419
770,126	Hazama Ando Corp.	5,878,102
59,440	Hisaka Works, Ltd.	626,819
60,200	IHI Corp.	2,280,756
224,916	ITOCHU Corp.	4,116,660
51,600	Jamco Corp.	1,456,998
80,857	Japan Airlines Co., Ltd.	2,906,172
73,400	Japan Elevator Service Holdings Co., Ltd.	1,096,083
70,960	Japan Steel Works, Ltd.	1,727,729
256,639	JGC Corp.	5,885,006
238,916	Kawasaki Heavy Industries, Ltd.	6,738,128
83,885	Kinden Corp.	1,343,234
70,288	Kumagai Gumi Co., Ltd.	1,946,207
45,300	Kyowa Exeo Corp.	1,325,877
74,400	Kyudenko Corp.	2,952,628
75,000	Maeda Corp.	990,435
166,851	MinebeaMitsumi, Inc.	3,024,298
112,500	Mirait Holdings Corp.	1,940,050
306,430	Mitsubishi Electric Corp.	4,197,884
174,900	Mitsubishi Heavy Industries, Ltd.	6,754,189
429,610	NGK Insulators, Ltd.	7,081,928
228,326	Nippon Yusen K.K.	4,293,760
159,400	Nissin Electric Co., Ltd.	1,449,671
42,852	Noritz Corp.	679,831
16,700	Outsourcing, Inc.	244,894
90,550	Persol Holdings Co., Ltd.	2,125,258
291,251	Sanwa Holdings Corp.	3,467,991
78,400	Seibu Holdings, Inc.	1,409,573
12,400	Shima Seiki Manufacturing, Ltd.	547,830
25,368	SHO-BOND Holdings Co., Ltd.	2,047,748
4,328	SMC Corp.	1,385,268
221,934	Tadano, Ltd.	2,580,145
47,353	Taisei Corp.	2,158,507
127,385	Takuma Co., Ltd.	1,691,885
65,460	TechnoPro Holdings, Inc.	4,063,001

89,302	THK Co., Ltd.	2,272,399
183,490	Toppan Forms Co., Ltd.	1,764,148
64,242	Toshiba Machine Co., Ltd.	1,436,392
69,191	Toshiba Plant Systems & Services Corp.	1,478,847
155,090	Toyo Engineering Corp.*	1,236,012
106,500	Trusco Nakayama Corp.	2,947,425
100,780	Tsubaki Nakashima Co., Ltd.	2,076,128
200,960	Ushio, Inc.	2,756,200
26,800	UT Group Co., Ltd.*	956,252
80,900	Yokogawa Bridge Holdings Corp.	1,693,681
		122,309,895
Information Technology - 11.6%
12,126	Alpha Systems, Inc.	311,195
145,330	Canon, Inc.	4,608,350
407,490	Citizen Watch Co., Ltd.	2,685,268
37,910	Cresco, Ltd.	1,135,853
22,443	DTS Corp.	893,529
66,465	Enplas Corp.	1,905,549
149,847	Ferrotec Holdings Corp.	1,457,100
56,000	FUJIFILM Holdings Corp.	2,519,392
130,177	Fujitsu, Ltd.	9,273,792
189,986	Hitachi High-Technologies Corp.	6,559,893
108,140	Hosiden Corp.	1,059,174
176,760	Ibiden Co., Ltd.	2,476,689
130,028	Kyocera Corp.	7,804,490
96,600	LAC Co., Ltd.	1,856,600
390,961	Maxell Holdings, Ltd.	6,124,945
21,380	Melco Holdings, Inc.	769,009
44,020	Miraial Co., Ltd.	440,440
23,977	Murata Manufacturing Co., Ltd.	3,684,213
219,600	Nichicon Corp.	2,164,935
72,600	Nippon Ceramic Co., Ltd.	1,932,562
14,960	ORO Co., Ltd.	812,492
52,443	Rohm Co., Ltd.	3,836,737
10,900	SCREEN Holdings Co., Ltd.	640,929
57,400	SCSK Corp.	2,711,648
31,900	Shibaura Electronics Co., Ltd.	1,489,466
110,580	Shinko Electric Industries Co., Ltd.	930,667
110,300	SIIX Corp.	1,919,200
45,400	Taiyo Yuden Co., Ltd.	1,020,434
79,000	TechMatrix Corp.	1,572,755
100,554	Tokyo Seimitsu Co., Ltd.	2,621,105
34,600	Yamaichi Electronics Co., Ltd.	478,265
		77,696,676
Materials - 10.1%
112,621	ADEKA Corp.	1,933,275
56,610	Chubu Steel Plate Co., Ltd.	338,924
277,989	Daicel Corp.	3,229,135
75,700	Denka Co., Ltd.	2,638,643
24,195	Fujimi, Inc.	628,596
166,400	Hitachi Chemical Co., Ltd.	3,386,154
421,950	Hitachi Metals, Ltd.	5,224,989
123,056	JFE Holdings, Inc.	2,822,898
387,125	JSR Corp.	7,227,147
189,619	Kanto Denka Kogyo Co., Ltd.	2,042,626
88,300	KH Neochem Co., Ltd.	3,437,890
224,001	Kobe Steel, Ltd.	1,990,675
131,080	Kyoei Steel, Ltd.	2,556,320

99,043	Mitsui Mining & Smelting Co., Ltd.	2,866,678
182,420	Nakayama Steel Works, Ltd.	1,170,211
65,390	Neturen Co., Ltd.	668,711
56,800	Pacific Metals Co., Ltd.*	2,113,600
14,597	Sanyo Chemical Industries, Ltd.	743,779
90,416	Shin-etsu Chemical Co., Ltd.	7,993,518
18,900	Taiheiyo Cement Corp.	592,759
21,900	Tocalo Co., Ltd.	225,479
45,100	Tokuyama Corp.	1,226,885
50,900	Tokyo Ohka Kogyo Co., Ltd.	1,510,905
556,340	Tokyo Steel Manufacturing Co., Ltd.	4,073,069
106,000	Toyobo Co., Ltd.	1,798,740
179,942	Yamato Kogyo Co., Ltd.	5,580,224
		68,021,830
Real Estate - 1.2%
5,115	Daito Trust Construction Co., Ltd.	659,150
628,400	Ichigo, Inc.	2,356,068
331,800	Kenedix, Inc.	1,893,696
200,312	Mitsubishi Estate Co., Ltd.	3,401,307
		8,310,221
Total Common Stocks (Cost $543,495,314)		642,462,740

Real Estate Investment Trusts - 0.6%
130	Hoshino Resorts, Inc.	639,811
3,434	LaSalle Logiport	3,156,504
Total Real Estate Investment Trusts (Cost $4,217,648)		3,796,315

Exchange Traded Funds - 0.2%
71,138	Nomura AM TOPIX ETF	1,174,977
Total Exchange Traded Funds (Cost $1,110,961)		1,174,977

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
16,371,344	First American Government Obligations Fund - Class Z, 1.94%#	16,371,344
Total Short-Term Investments (Cost $16,371,344)		16,371,344
Total Investments - 99.1% (Cost $565,195,267)		663,805,376
Other Assets in Excess of Liabilities - 0.9%		6,083,900
NET ASSETS - 100.0%		$669,889,276

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2018.

Futures Contracts - Long

The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following open long futures contracts as of September 30, 2018:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index Futures Contracts^	73	12/13/2018	$10,753,674	$11,677,302	$923,628

^ Contracts are denominated in Japanese Yen. Notional amount, notional value and unrealized appreciation (depreciation) have been translated into U.S. Dollars as of September 30, 2018.
There is $97,787 of variation margin due from the broker to the Fund as of September 30, 2018.

Forward Foreign Currency Exchange Contracts
The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following outstanding contracts as of September 30, 2018:
Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Japanese Yen	(760,400,000)	U.S. Dollars	6,750,261	10/31/18	Goldman Sachs & Co.	$41,290
U.S. Dollars	(27,704,429)	Japanese Yen	3,111,900,000	10/31/18	Morgan Stanley & Co. LLC	$(248,292)
						$(207,002)

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$2,019,570	$640,443,170	$-
Real Estate Investment Trusts	$-	$3,796,315	$-
Exchange Traded Funds	$-	$1,174,977	$-
Short-Term Investments	$16,371,344	$-	$-
Total Investments	$18,390,914	$645,414,462	$-
Future Contracts - Long*	$923,628	$-	$-
Forward Foreign Currency Currency Exchange Contracts*	$-	$(207,002)	$-
*Unrealized Appreciation (Depreciation)

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Brazil - 7.5%
2,292,671	Ambev S.A.	10,445,617
1,421,079	Porto Seguro S.A.	20,929,734
		31,375,351
Chile - 4.6%
3,057,939	AFP Habitat S.A.†	4,355,635
1,040,866	Cia Cervecerias Unidas S.A.	14,507,425
191,281	Inversiones Aguas Metropolitanas S.A.	284,357
		19,147,417
China - 6.8%
8,450,216	CNOOC, Ltd.	16,732,502
1,367,695	Henderson Land Development Co., Ltd	6,868,661
47,200	Kweichow Moutai Co., Ltd.	5,009,137
		28,610,300
Germany - 0.7%
75,429	Hapag-Lloyd AG†	2,851,641
Greece - 2.5%
5,674,438	Alpha Bank AE*	8,165,079
1,078,813	Piraeus Bank S.A.*	2,353,140
		10,518,219
Hungary - 7.4%
1,275,102	MOL Hungarian Oil & Gas PLC	13,734,035
471,376	OTP Bank	17,468,529
		31,202,564
India - 12.8%
1,066,191	HCL Technologies, Ltd.	16,000,224
132,749	Hero MotoCorp, Ltd.	5,372,488
430,349	Housing Development Finance Corp., Ltd.	10,417,008
95,138	Maruti Suzuki India, Ltd.	9,645,859
3,774,298	Power Grid Corp. of India, Ltd.	9,817,283
153,653	Shriram Transport Finance Co., Ltd.	2,440,145
		53,693,007
Indonesia - 0.5%
8,146,719	AKR Corporindo Tbk PT	2,004,101
Netherlands - 3.2%
599,908	X5 Retail Group NV GDR	13,557,921
Nigeria - 0.9%
179,729,646	Access Bank PLC†	4,017,269
Philippines - 0.7%
4,552,101	Aboitiz Power Corp.†	2,818,208
Poland - 1.6%
499,403	Eurocash S.A.	2,447,257
397,597	Powszechny Zaklad Ubezpieczen S.A.	4,278,801
		6,726,058
Russia - 3.7%
1,221,769	Sberbank of Russia PJSC ADR	15,462,113
South Africa - 5.9%
3,036,292	Sanlam, Ltd.	16,962,700
567,966	Shoprite Holdings, Ltd.	7,690,750
		24,653,450

South Korea - 17.4%
7,149	NCSoft Corp.	2,852,263
610,518	Nexen Tire Corp.	5,267,214
4,060	NongShim Co., Ltd.	891,273
529,020	Samsung Electronics Co., Ltd.	22,139,950
37,111	Samsung Fire & Marine Insurance Co., Ltd.	9,501,487
493,165	SK Hynix, Inc.	32,626,765
		73,278,952
Taiwan - 7.7%
546,613	eMemory Technology, Inc.	5,188,057
603,400	Formosa International Hotels Corp.†	2,677,601
869,000	President Chain Store Corp.	10,202,686
507,750	Taiwan Semiconductor Manufacturing Co., Ltd.	4,332,903
2,256,584	Win Semiconductors Corp.	9,934,552
		32,335,799
Turkey - 1.5%
2,007,773	Aksa Akrilik Kimya Sanayii A/S†	3,324,970
2,639,177	Anadolu Hayat Emeklilik A/S†	2,839,984
196,051	AvivaSA Emeklilik ve Hayat A/S	374,554
		6,539,508
United Arab Emirates - 4.0%
3,726,137	First Abu Dhabi Bank	14,540,203
1,860,956	Union National Bank	2,497,826
		17,038,029
United Kingdom - 5.9%
391,360	Coca-Cola HBC AG*	13,333,379
1,306,086	HSBC Holdings PLC	11,425,349
		24,758,728
Total Common Stocks (Cost $344,132,824)		400,588,635

Short-Term Invesetments - 0.7%
Money Market Funds - 0.7%
2,902,742	First American Government Obligations Fund - Class Z, 1.94%#	2,902,742
Total Short-Term Investments (Cost $2,902,742)		2,902,742
Total Investments - 96.0% (Cost $347,035,566)		403,491,377
Other Assets in Excess of Liabilities - 4.0%		16,608,402
NET ASSETS - 100.0%		$420,099,779

†All or a portion of this security is considered illiquid. At September 30, 2018, the total market value of securities considered illiquid was $12,628,337 or 3.0% of net assets.
#Annualized seven-day yield as of September 30, 2018.
* Non-Income Producing
GDR - Global Depository Receipt
ADR - American Depositary Receipt

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$31,375,351	$-	$-
Chile	$18,863,060	$284,357	$-
China	$-	$28,610,300	$-
Germany	$-	$2,851,641	$-
Greece	$-	$10,518,219	$-
Hungary	$-	$31,202,564	$-
India	$-	$53,693,007	$-
Indonesia	$-	$2,004,101	$-
Netherlands	$13,557,921	$-	$-
Nigeria	$4,017,269	$-	$-
Philippines	$2,818,208	$-	$-
Poland	$-	$6,726,058	$-
Russia	$15,462,113	$-	$-
South Africa	$-	$24,653,450	$-
South Korea	$14,768,701	$58,510,251	$-
Taiwan	$-	$32,335,799	$-
Turkey	$374,554	$6,164,954	$-
United Arab Emirates	$2,497,826	$14,540,203	$-
United Kingdom	$-	$24,758,728	$-
Short-Term Investments	$2,902,742	$-	$-
Total Investments	$106,637,745	$296,853,632	$-

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Communication Services - 14.2%
196,230	Comcast Corp.	6,948,504
120,490	Omnicom Group, Inc.	8,195,729
204,090	Verizon Communications, Inc.	10,896,365
		26,040,598
Consumer Discretionary - 9.1%
11,180	AutoZone, Inc.*	8,672,326
176,580	Harley-Davidson, Inc.	7,999,074
		16,671,400
Consumer Staples - 10.3%
122,250	Campbell Soup Co.	4,478,018
118,060	Kellogg Co.	8,266,561
38,570	Kimberly-Clark Corp.	4,383,095
21,400	Procter & Gamble Co.	1,781,122
		18,908,796
Energy - 3.6%
161,130	Halliburton Co.	6,530,599
Financials - 12.8%
88,230	American Express Co.	9,395,613
53,060	Ameriprise Financial, Inc.	7,834,840
33,430	JPMorgan Chase & Co.	3,772,241
48,250	Wells Fargo & Co.	2,536,020
		23,538,714
Health Care - 16.0%
105,080	AmerisourceBergen Corp.	9,690,478
30,770	Amgen, Inc.	6,378,313
88,330	Eli Lilly & Co.	9,478,691
12,300	Johnson & Johnson	1,699,491
28,950	Merck & Co., Inc.	2,053,713
		29,300,686
Industrials - 12.3%
22,530	Allegion PLC	2,040,542
93,530	Flowserve Corp.	5,115,156
55,240	Ingersoll-Rand PLC	5,651,052
53,200	Parker-Hannifin Corp.	9,785,076
		22,591,826
Information Technology - 14.1%
104,950	Amdocs, Ltd.	6,924,601
44,720	KLA-Tencor Corp.	4,548,471
185,330	Oracle Corp.	9,555,615
232,410	Symantec Corp.	4,945,685
		25,974,372
Materials - 2.9%
51,960	LyondellBasell Industries NV	5,326,420
Total Common Stocks (Cost $168,132,335)		174,883,411

Short-Term Investments - 2.3%
Money Market Funds - 2.3%
4,205,156	First American Government Obligations Fund - Class Z, 1.94%#	4,205,156
Total Short-Term Investments (Cost $4,205,156)		4,205,156
Total Investments - 97.6% (Cost $172,337,491)		179,088,567
Other Assets in Excess of Liabilities - 2.4%		4,418,578
NET ASSETS - 100.0%		$183,507,145

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$174,883,411	$-	$-
Short-Term Investments	$4,205,156	$-	$-
Total Investments	$179,088,567	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title) /s/ Paul J. Chew
                                           Paul J. Chew, Principal Executive Officer

Date  November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul J. Chew
                                             Paul J. Chew, Principal Executive Officer

Date  November 26, 2018

By (Signature and Title)* /s/ Jason T. Meix
                                             Jason T. Meix, Principal Financial Officer

Date  November 26, 2018

* Print the name and title of each signing officer under his or her signature.